Fidelity®
DestinySM
Portfolios:

Destiny I - Class N
Destiny II - Class N

Semiannual Report
March 31, 2001

Contents

Semiannual Report

Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The managers' review of the funds' performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the funds' investments over the past six months.
Destiny I
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Destiny II
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity
Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I: Class N

Performance: The Bottom Line

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in DestinySM I: Class N on March 31, 1991. As the chart shows, by March 31, 2001, the value of the investment would have been $30,760 - a 207.60% increase on the initial investment. For comparison, look at how the S&P 500 ® did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,478 - a 284.78% increase.

Cumulative Total Returns

Periods ended March 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
DestinySM I: CL N	-24.74%	-29.50%	33.01%	207.60%
S&P 500 ®	-18.75%	-21.68%	94.06%	284.78%
LA Growth Funds Average	-24.95%	-26.22%	75.02%	241.61%

Average Annual Total Returns

Periods ended March 31, 2001	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL N	-29.50%	5.87%	11.89%
$50/month 15-Year Plan	-64.75%	3.66%	11.32%
S&P 500	-21.68%	14.18%	14.42%
LA Growth Funds Average	-26.22%	11.35%	12.65%

Destiny I began offering Class N shares on April 30, 1999. The total returns for Class N reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fees applicable to Class N.

The charts above show Destiny I: Class N total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges assessed through Destiny Plans I: N (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,756 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below. (dagger)

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

(dagger)The Lipper large cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of March 31, 2001, the six months, one year, five year, and 10 year cumulative total returns for the large cap core funds average were, -19.54%, -22.12%, 74.89%, and 223.57%, respectively; and the one year, five year, and 10 year average annual total returns were -22.12%, 11.64%, and 12.24%, respectively. The six months, one year, five year and 10 year cumulative total returns for the large cap supergroup average were, -24.06%, -26.10%, 74.37%, and 230.35%, respectively; and the one year, five year and 10 year average annual total returns were -26.10%, 11.49%, and 12.46%, respectively.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II: Class N

Performance: The Bottom Line

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Destiny II: Class N on March 31, 1991. As the chart shows, by March 31, 2001, the value of the investment would have been $41,195 - a 311.95% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,478 - a 284.78% increase.

Cumulative Total Returns

Periods ended March 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL N	-22.86%	-26.32%	78.98%	311.95%
S&P 500	-18.75%	-21.68%	94.06%	284.78%
LA Growth Funds Average	-24.95%	-26.22%	75.02%	241.61%

Average Annual Total Returns

Periods ended March 31, 2001	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL N	-26.32%	12.35%	15.21%
$50/month 15-Year Plan	-63.16%	10.00%	14.62%
S&P 500	-21.68%	14.18%	14.42%
LA Growth Funds Average	-26.22%	11.35%	12.65%

Destiny II began offering Class N shares on April 30, 1999. The total returns for Class N reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fee applicable to Class N.

The charts above show Destiny II: Class N total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges assessed through Destiny Plans II: N (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,756 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below. (dagger)

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

(dagger)The Lipper large cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of March 31, 2001, the six months, one year, five year, and 10 year cumulative total returns for the large cap core funds average were, -19.54%, -22.12%, 74.89%, and 223.57%, respectively; and the one year, five year, and 10 year average annual total returns were -22.12%, 11.64%, and 12.24%, respectively. The six months, one year, five year and 10 year cumulative total returns for the large cap supergroup average were, -24.06%, -26.10%, 74.37%, and 230.35%, respectively; and the one year, five year and 10 year average annual total returns were -26.10%, 11.49%, and 12.46%, respectively.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview

Market Recap

A slowing economy, weak corporate earnings results and reduced growth outlooks in many industries characterized an unpleasant stock market experience for many investors during the six-month period ending March 31, 2001. Signs of overcapacity in several areas of technology - such as semiconductors, networking and optical equipment - contributed to the sector's decline. Additionally, a slowdown in corporate information technology spending had a negative effect that rippled across many areas in the sector, reducing earnings and sharply downgrading growth forecasts. The impact of the economic deceleration spread to other sectors as the period progressed, including telecommunication services, retail, automotive, industrials and financials, and gave way to a flurry of corporate measures to reduce costs, such as layoffs. The U.S. stock market responded negatively to this weak economic environment. Specifically, the tech-
heavy NASDAQ Composite® Index fell 49.84% and the Standard & Poor's 500 SM Index, a benchmark of 500 larger companies, declined 18.75% during the period. Meanwhile, the Russell 2000® Index, a benchmark of smaller companies, returned -12.96% and the blue-chips' benchmark, the Dow Jones Industrial Average SM, returned -6.51%. Throughout the period, investors in value stocks, or those that are attractively valued for various reasons such as an abnormally low price-to-earnings ratio, weathered the market's downturn far better than growth stocks, or those with growth rates that tend to outperform the broader market. For example, the Russell 3000® Value Index fell 1.73%, while the Russell 3000® Growth Index dropped 37.41%. To ignite the economy, the Federal Reserve Board made an uncharacteristic move on January 3, 2001, by cutting key interest rates one-half percentage point, or 50 basis points, in between regularly scheduled policy meetings. It marked the first time the Fed resorted to such an unusual action since October 1998, during the height of the global financial crisis. Citing substantial erosion in business and consumer confidence, the Fed reduced rates by the same amount at its regularly scheduled meeting later in the month, and by another 50 basis points again at its March policy meeting. The Fed's aggressive action brought the federal funds rate - the rate banks charge each other for overnight loans - down to 5.0%, and the discount rate - the rate the Fed charges for direct loans to financially troubled member banks - to 4.50%. However, the rate cuts had little positive effect on the economy by the end of the period, and little positive effect on the equity market, which continued to pour out weaker-than-expected corporate earnings results.

(Portfolio Manager photograph)
An interview with
Karen Firestone,
Portfolio Manager
of Destiny I

Q. How did the fund perform, Karen?

A. It was a challenging period for the fund and the market as a whole. For the six months that ended March 31, 2001, the fund's Class N shares returned -24.74%, slightly outpacing the growth funds average tracked by Lipper Inc., which returned -24.95%. The Standard & Poor's 500 Index declined 18.75% during this same time frame. For the 12 months that ended March 31, 2001, the fund's Class N shares returned -29.50%, while the Lipper average and S&P 500 index posted returns of -26.22% and -21.68%, respectively.

Q. Why did the fund edge its peer group but lag its benchmark during the six-month period?

A. Risk and return had an inverse relationship during the period as investors, facing the specter of a protracted global economic downturn, put a premium on safety. Although my bias toward growth remained intact, I became increasingly more cautious in terms of how I went about finding it. Unlike some of our competitors, I assumed a more diversified approach, scaling back appreciably on the fund's technology exposure during the period. My focus was on achieving a more neutral tech weighting relative to the S&P 500 later in the period when market prospects looked the bleakest. This positioning helped us gain an edge over our Lipper peers, which remained more aggressive on average, choosing to let their tech exposure ride as the market corrected sharply. However, the performance numbers weren't as kind to us relative to the index. Technology issues were the hardest hit during the indiscriminate market sell-off, falling by nearly 50% during the six-month period. So, even though we managed to reel in our tech exposure during this time frame, we still ended up with about a 3% overweighting on average compared to the S&P, which took the biggest toll on relative performance. Simply put, I overstayed my welcome with some of the fastest-growing names, such as VeriSign, Sun, Juniper and Cisco, each of which plunged more than 70% during the past six months. I should have been more observant of what I suspected would be a spreading weakness in global economies and its potential impact on the sector. The fund no longer held VeriSign or Juniper at the close of the period.

Q. What else weighed on performance?

A. Holdings within biotechnology hurt performance. We held a handful of small positions in some fairly aggressive biotechnology names in which I remain confident, such as Protein Design Labs and ImClone, and these stocks were hit as the NASDAQ declined. The fund's underexposure to retailers relative to the index also hampered returns. The group had moved higher early in 2001 following a pair of interest-rate cuts levied by the Federal Reserve Board, anticipating a strong consumer recovery that never transpired. As selective names retraced their gains, we added them to the fund. Underweighting banks also proved unsuccessful during the period. Concerns about a slowing economy and declining credit quality were strong enough to keep me underexposed to banks for much of the period, which hurt as they rallied in response to declining interest rates. However, we made up for our deficiency in banks with some strong picks elsewhere in the sector among higher-growth, non-credit financial firms, such as insurer MetLife and home loan financer Fannie Mae.

Semiannual Report

Fidelity Destiny Portfolios: Destiny ____

Fund Talk: The Manager's Overview - continued

Q. Where were the bright spots?

A. I increased the fund's exposure to neglected segments of the market that housed companies with real earnings power, many of which were trading at exceptionally low valuations. Consumer product stocks, such as Philip Morris, performed quite well, as did various defense and economically sensitive cyclical holdings. Furthermore, we managed to offset some of our biotech losses by focusing on hot spots elsewhere in the health sector, most notably some of the drug stocks and the hospital sector. Solid fundamentals drove the drug makers, namely Merck and Bristol-Myers Squibb, while both excellent earnings outlooks and an improved regulatory environment for companies in the hospital management sector helped our holdings in Tenet and HCA Healthcare.

Q. What's your outlook?

A. I don't think the market has any particular direction right now. That said, there are still inexpensive stocks out there from which one can earn a reasonable return. It's become much more of a stock picker's market given the uncertainty surrounding sector leadership today. Since I'm not willing to bet one way or the other against technology - considering how fast share prices move in each direction - I intend to maintain more of a neutral weighting and to add performance through individual security selection both inside and outside of the sector.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 1.

Fund Facts

Goal: seeks capital growth

Start date: July 10, 1970

Size: as of March 31, 2001, more than $4.3 billion

Manager: Karen Firestone, since 2000; manager, Fidelity Advisor Large Cap Stock Fund, since 1998; Fidelity Large Cap Stock Fund, since 1998; several Fidelity Select Portfolios, 1986-1997; joined Fidelity in 1983

3

Karen Firestone on growth investing amid bear-market turbulence:

"For a growth manager, I am relatively cautious at the moment. The market continues to be very unforgiving. Unless companies produce expected earnings, shortfalls generally result in sharp declines in stock price.

"Currently, I have significant positions in some defensive industries - most notably consumer nondurables, non-credit-sensitive financials and health care, where earnings visibility historically has been fairly clear - anticipating that the market will endorse solid near-term fundamentals. However, I believe there is inherent value in some technology names where low valuations assume the worst. It is my belief that, as a growth fund manager, I need to have at least some exposure to the more volatile areas of the market, investing in good companies at bargain prices, stepping up to the plate and swinging even if it's easier to pass on the pitch.

"No one can predict when these stocks are going to snap back. But it would be a cardinal sin for me to underperform my benchmark because I'm too defensive. Investors put money into my fund because I represent growth investing. My challenge is to find that balance between ample downside protection - by being positioned fairly conservatively when the NASDAQ falters - and adequate upside potential from exposure to the juicier names when the market runs back up again. I don't want to be too early with tech names whose fundamentals continue to deteriorate, nor do I want to be too aggressive there until I feel I can justify stock prices given the worst-case scenario on fundamentals. I never want to pay too much for stocks, but I'm more apt to pay a little more if I feel that the growth is coming with it."

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview

Market Recap

A slowing economy, weak corporate earnings results and reduced growth outlooks in many industries characterized an unpleasant stock market experience for many investors during the six-month period ending March 31, 2001. Signs of overcapacity in several areas of technology - such as semiconductors, networking and optical equipment - contributed to the sector's decline. Additionally, a slowdown in corporate information technology spending had a negative effect that rippled across many areas in the sector, reducing earnings and sharply downgrading growth forecasts. The impact of the economic deceleration spread to other sectors as the period progressed, including telecommunication services, retail, automotive, industrials and financials, and gave way to a flurry of corporate measures to reduce costs, such as layoffs. The U.S. stock market responded negatively to this weak economic environment. Specifically, the tech-
heavy NASDAQ Composite® Index fell 49.84% and the Standard & Poor's 500SM Index, a benchmark of 500 larger companies, declined 18.75% during the period. Meanwhile, the Russell 2000® Index, a benchmark of smaller companies, returned -12.96% and the blue-chips' benchmark, the Dow Jones Industrial Average SM, returned -6.51%. Throughout the period, investors in value stocks, or those that are attractively valued for various reasons such as an abnormally low price-to-earnings ratio, weathered the market's downturn far better than growth stocks, or those with growth rates that tend to outperform the broader market. For example, the Russell 3000® Value Index fell 1.73%, while the Russell 3000® Growth Index dropped 37.41%. To ignite the economy, the Federal Reserve Board made an uncharacteristic move on January 3, 2001, by cutting key interest rates one-half percentage point, or 50 basis points, in between regularly scheduled policy meetings. It marked the first time the Fed resorted to such an unusual action since October 1998, during the height of the global financial crisis. Citing substantial erosion in business and consumer confidence, the Fed reduced rates by the same amount at its regularly scheduled meeting later in the month, and by another 50 basis points again at its March policy meeting. The Fed's aggressive action brought the federal funds rate - the rate banks charge each other for overnight loans - down to 5.0%, and the discount rate - the rate the Fed charges for direct loans to financially troubled member banks - to 4.50%. However, the rate cuts had little positive effect on the economy by the end of the period, and little positive effect on the equity market, which continued to pour out weaker-than-expected corporate earnings results.

(Portfolio Manager photograph)
An interview
with Adam Hetnarski,
Portfolio Manager
of Destiny II

Q. How did the fund perform, Adam?

A. The fund underperformed its benchmark index, but performed better than its peers in a weak market environment. For the six-month period ending March 31, 2001, the fund's Class N shares returned -22.86%, while the Standard & Poor's 500 Index and the Lipper growth funds average returned -18.75% and -24.95%, respectively. For the 12-month period ending March 31, 2001, the fund's Class N shares returned -26.32%, trailing the S&P 500 index, which returned -21.68%, and also the growth funds average of -26.22%.

Q. Why did the fund trail its benchmark, but outperform its peers during the past six months?

A. Going into the period, I had expected a recovery in the already depressed information technology sector that never materialized. The fund was positioned aggressively to benefit from a year-end rally in the sector, emphasizing storage and network infrastructure companies. However, the economy rapidly decelerated and fundamentals in technology stocks deteriorated much faster than I had anticipated. As a result, the fund's overexposure to the sector relative to the benchmark hurt relative performance. On the positive side, the fund's losses were cushioned by overweighting strong-performing materials stocks and remaining underweighted in the weak telecommunication services sector. Compared to the Lipper average, stock picking was slightly better.

Q. What new strategies did you implement given the rough equity market?

A. The economy clearly decelerated faster than expected. As such, I repositioned the fund more defensively. Specifically, I added a number of aluminum and steel companies - such as Alcoa, Alcan and Nucor - in the materials sector. In my opinion, these stocks were trading at extremely low valuations. Although they don't typically act as early cyclical stocks - or those that are among the first to rebound in an eventual market recovery - I'm willing to be patient with them because their upside potential could be considerable. At the same time, I reduced our technology weighting, bringing it more in line with the index.

Q. What specific stocks worked well for the fund?

A. Philip Morris' strong balance sheet proved beneficial in a market that scrutinized earnings. In addition to its strong cash flows and earnings growth, the company benefited from the election of George W. Bush, as investors expected a less onerous litigation environment for the tobacco industry. Finally, investors liked Philip Morris' plans to spin off its food business, believing that such a move would make the value of the remaining business lines more recognizable. Elsewhere, government-sponsored enterprises (GSEs) Fannie Mae and Freddie Mac benefited from their strong earnings growth relative to other areas of the market. These stocks also got a boost when a legislative initiative to eliminate the competitive advantages the two companies enjoy as GSEs stalled in Congress.

Semiannual Report

Fidelity Destiny Portfolios: Destiny ____

Fund Talk: The Manager's Overview - continued

Q. What stocks detracted from performance?

A. The worst performers were predominately technology stocks. The decelerating economy caused a rapid reduction in the earnings growth rates of technology companies across the board. Blue-chip stocks such as Cisco Systems, Sun Microsystems and EMC were among the fund's top detractors. Additionally, a reduction in corporate information technology spending hurt shares of Ariba, i2 Technologies, Juniper Networks and Veritas Software. I sold off our positions in both Ariba and Juniper during the period. Exposure to the biotechnology sector also hurt performance, as the market reacted unfavorably to stocks with high growth potential but less-attractive short-term profitability. In particular, Immunex was hurt by its inability to meet demand for its lead rheumatoid drug, Enbrel.

Q. What's your outlook, Adam?

A. I'm concerned right now about a number of factors affecting the market. The U.S. economy has slowed considerably. Both the number of personal bankruptcies and the unemployment rate are rising and I expect both to continue to do so for some time. At the same time, the average consumer has continued to spend, and we've seen personal credit-card debt rise to peak levels. More households own equities than ever before. Margin debt as a percentage of total personal assets is at record levels. Additionally, much of the European economy is tied to that of the U.S., so there's the potential that Europe could fall into recession. Therefore, I think the fund's current defensive positioning reflects my overall concern for the economy and the equity market. On a positive note, however, I think this more difficult market environment will benefit those investment complexes - such as Fidelity - that rely on in-depth research to select stocks. As always, I will continue to blend a strong emphasis on growth stocks with selected positions in undervalued shares.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 1.

Fund Facts

Goal: seeks capital growth

Start date: December 30, 1985

Size: as of March 31, 2001, more than $4.8 billion

Manager: Adam Hetnarski, since 2000; manager, Contrafund II, since 2000; Fidelity Export and Multinational Fund, 1998-2000; Fidelity Select Technology Portfolio, 1996-1998; analyst, networking and electronics industries, 1994-1996; joined Fidelity in 1991

3

Adam Hetnarski on searching for undervalued stocks:

"Although the main emphasis of the fund is on solid, long-term growth stocks, I use a certain percentage of the fund's assets to invest in undervalued situations. No matter what the market environment, there are certain sectors or groups within sectors that are ignored by most investors and therefore represent genuine value. For example, in 1999 virtually no one wanted to own HMOs and other health services companies. Then Congress moved to improve Medicare reimbursements and suddenly the outlook for health services companies was a lot brighter.

"The tobacco industry provides another example. As smoking-related litigation gathered momentum at the state and federal levels, investors deserted tobacco stocks in droves. However, it became apparent that tobacco companies were not going to fold up their tents and go out of business. The situation eventually passed what might be called the ´peak point of worry,' and tobacco stocks rebounded. There is no easy recipe for finding these turnaround stories, but Fidelity's in-depth research capabilities provide a decided advantage in getting positioned ahead of the crowd."

Semiannual Report

Investment Changes

Top Ten Equity Holdings - Destiny I

as of March 31, 2001	as of September 30, 2000
Microsoft Corp.	General Electric Co.
General Electric Co.	Cisco Systems, Inc.
Exxon Mobil Corp.	Intel Corp.
Merck & Co., Inc.	Pfizer, Inc.
Fannie Mae	Microsoft Corp.
Pfizer, Inc.	Fannie Mae
Philip Morris Companies, Inc.	EMC Corp.
AOL Time Warner, Inc.	Merck & Co., Inc.
American International Group, Inc.	Wal-Mart Stores, Inc.
Bristol-Myers Squibb Co.	Sun Microsystems, Inc.

Top Ten Equity Holdings - Destiny II

as of March 31, 2001	as of September 30, 2000
General Electric Co.	General Electric Co.
Microsoft Corp.	Cisco Systems, Inc.
Bristol-Myers Squibb Co.	Fannie Mae
American International Group, Inc.	Microsoft Corp.
Fannie Mae	EMC Corp.
Philip Morris Companies, Inc.	Exxon Mobil Corp.
Exxon Mobil Corp.	Bristol-Myers Squibb Co.
Freddie Mac	Freddie Mac
Dell Computer Corp.	Viacom, Inc. Class B (non-vtg.)
Cardinal Health, Inc.	Dell Computer Corp.

Top Five Market Sectors - Destiny I

as of March 31, 2001	% of fund's net assets	as of September 30, 2000	% of fund's net assets
Information Technology	18.5%	Information Technology	32.1%
Health Care	18.2%	Health Care	16.7%
Financials	15.8%	Consumer Discretionary	16.1%
Consumer Discretionary	12.2%	Financials	10.8%
Consumer Staples	10.0%	Industrials	9.6%

Top Five Market Sectors - Destiny II

as of March 31, 2001	% of fund's net assets	as of September 30, 2000	% of fund's net assets
Information Technology	20.3%	Information Technology	34.4%
Financials	18.8%	Financials	14.2%
Health Care	15.9%	Health Care	12.3%
Materials	10.7%	Consumer Discretionary	10.1%
Industrials	7.6%	Industrials	7.7%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Investments March 31, 2001 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.2%
Automobiles - 0.8%
Ford Motor Co.	929,200	$ 26,129,104
General Motors Corp.	192,600	9,986,310
		36,115,414
Hotels Restaurants & Leisure - 0.7%
McDonald's Corp.	1,091,700	28,984,635
Wendy's International, Inc.	30,800	687,456
		29,672,091
Household Durables - 1.1%
Kudelski SA (a)	8,850	6,602,050
Sony Corp. sponsored ADR	344,700	24,904,575
Tupperware Corp.	648,250	15,467,245
		46,973,870
Media - 6.6%
AOL Time Warner, Inc. (a)	2,489,600	99,957,440
Charter Communications, Inc. Class A (a)	775,100	17,536,638
Comcast Corp. Class A (special) (a)	778,900	32,665,119
EchoStar Communications Corp. Class A (a)	457,090	12,655,679
Grupo Televisa SA de CV sponsored GDR (a)	359,100	11,997,531
Pegasus Communications Corp. (a)	422,050	9,707,150
RTL Group	224,065	12,587,792
TMP Worldwide, Inc. (a)	220,400	8,278,775
Viacom, Inc. Class B (non-vtg.) (a)	590,165	25,949,555
Vivendi Universal SA sponsored ADR	255,980	15,525,187
Walt Disney Co.	1,349,890	38,606,854
		285,467,720
Multiline Retail - 1.8%
BJ's Wholesale Club, Inc. (a)	285,900	13,680,315
Wal-Mart Stores, Inc.	1,238,600	62,549,300
		76,229,615
Specialty Retail - 0.5%
Best Buy Co., Inc. (a)	247,450	8,898,302
Gap, Inc.	582,400	13,814,528
		22,712,830
Textiles & Apparel - 0.7%
The Swatch Group AG (Reg.)	69,700	15,050,365
Timberland Co. Class A (a)	173,180	8,797,544
Tommy Hilfiger Corp. (a)	653,800	8,401,330
		32,249,239
TOTAL CONSUMER DISCRETIONARY		529,420,779
CONSUMER STAPLES - 10.0%
Beverages - 3.8%
Anheuser-Busch Companies, Inc.	847,700	38,934,861
Heineken NV	533,326	27,761,506

	Shares	Value (Note 1)
PepsiCo, Inc.	713,500	$ 31,358,325
The Coca-Cola Co.	1,420,600	64,154,296
		162,208,988
Food & Drug Retailing - 0.8%
CVS Corp.	236,000	13,803,640
Walgreen Co.	299,930	12,237,144
Whole Foods Market, Inc. (a)	255,000	10,741,875
		36,782,659
Household Products - 1.2%
Procter & Gamble Co.	817,800	51,194,280
Personal Products - 1.8%
Alberto-Culver Co. Class B	553,410	21,948,241
Estee Lauder Companies, Inc. Class A	241,800	8,806,356
Gillette Co.	1,508,900	47,032,413
		77,787,010
Tobacco - 2.4%
Philip Morris Companies, Inc.	2,154,970	102,253,327
TOTAL CONSUMER STAPLES		430,226,264
ENERGY - 8.8%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	246,800	8,961,308
Global Marine, Inc. (a)	679,400	17,392,640
Halliburton Co.	744,100	27,345,675
Schlumberger Ltd. (NY Shares)	793,600	45,719,296
		99,418,919
Oil & Gas - 6.5%
Amerada Hess Corp.	239,100	18,678,492
Chevron Corp.	479,600	42,108,880
Conoco, Inc. Class B	1,121,500	31,682,375
Devon Energy Corp.	298,700	17,384,340
Exxon Mobil Corp.	1,681,700	136,217,700
Phillips Petroleum Co.	675,870	37,206,644
		283,278,431
TOTAL ENERGY		382,697,350
FINANCIALS - 15.8%
Banks - 4.1%
Astoria Financial Corp.	201,300	10,756,969
Bank of America Corp.	708,700	38,801,325
FleetBoston Financial Corp.	856,869	32,346,805
Golden State Bancorp, Inc.	387,700	10,809,076
Mellon Financial Corp.	579,600	23,485,392
Oversea-Chinese Banking Corp. Ltd.	679,000	4,400,055
PNC Financial Services Group, Inc.	99,600	6,747,900
Washington Mutual, Inc.	365,800	20,027,550
Wells Fargo & Co.	613,600	30,354,792
		177,729,864
Diversified Financials - 7.5%
American Express Co.	1,136,400	46,933,320
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Charles Schwab Corp.	508,500	$ 7,841,070
Citigroup, Inc.	1,861,866	83,746,733
Credit Saison Co. Ltd.	327,800	6,882,735
Fannie Mae	1,364,200	108,590,320
Freddie Mac	752,500	48,784,575
J.P. Morgan Chase & Co.	341,100	15,315,390
Nikko Securities Co. Ltd.	986,000	6,874,891
		324,969,034
Insurance - 3.4%
AFLAC, Inc.	468,200	12,894,228
American International Group, Inc.	1,103,364	88,820,802
MetLife, Inc.	1,051,300	31,591,565
The Chubb Corp.	194,700	14,104,068
		147,410,663
Real Estate - 0.8%
Equity Residential Properties Trust (SBI)	661,500	34,417,845
TOTAL FINANCIALS		684,527,406
HEALTH CARE - 18.2%
Biotechnology - 2.8%
Affymetrix, Inc. (a)	13,200	367,125
Alkermes, Inc. (a)	273,500	5,999,906
Amgen, Inc. (a)	281,800	16,960,838
Applera Corp. - Celera Genomics Group (a)	183,200	5,651,720
Cell Therapeutics, Inc. (a)	297,300	5,332,819
COR Therapeutics, Inc. (a)	266,500	5,996,250
CV Therapeutics, Inc. (a)	186,400	6,151,200
Genentech, Inc. (a)	161,200	8,140,600
Geneva Proteomics (c)	262,000	1,441,000
Human Genome Sciences, Inc. (a)	419,900	19,315,400
ImClone Systems, Inc. (a)	194,500	6,454,969
Millennium Pharmaceuticals, Inc. (a)	486,000	14,803,560
Protein Design Labs, Inc. (a)	227,400	10,119,300
QLT, Inc. (a)	218,600	4,424,427
Vertex Pharmaceuticals, Inc. (a)	104,400	3,823,650
XOMA Ltd. (a)	601,100	4,329,798
		119,312,562
Health Care Equipment & Supplies - 1.5%
Caliper Technologies Corp. (a)	113,500	1,830,188
Luxottica Group Spa sponsored ADR	662,000	10,042,540
Medtronic, Inc.	791,500	36,203,210
Novoste Corp. (a)	525,700	9,232,606
Stryker Corp.	173,800	9,081,050
		66,389,594
Health Care Providers & Services - 3.6%
Andrx Group (a)	228,500	11,196,500
HCA - The Healthcare Co.	1,720,900	69,300,643

	Shares	Value (Note 1)
Health Management Associates, Inc. Class A (a)	769,300	$ 11,962,615
Tenet Healthcare Corp.	1,465,170	64,467,480
		156,927,238
Pharmaceuticals - 10.3%
Allergan, Inc.	161,600	11,982,640
ARIAD Pharmaceuticals, Inc. (a)	109,100	600,050
Bristol-Myers Squibb Co.	1,492,060	88,628,364
Cambridge Antibody Technology Group PLC	261,300	7,583,945
Elan Corp. PLC sponsored ADR (a)	479,800	25,069,550
Immunex Corp. (a)	386,532	5,532,239
Johnson & Johnson	244,000	21,342,680
Merck & Co., Inc.	1,717,510	130,359,009
Mylan Laboratories, Inc.	264,200	6,829,570
Pfizer, Inc.	2,633,125	107,826,469
Shire Pharmaceuticals Group PLC sponsored ADR (a)	293,800	12,853,750
Watson Pharmaceuticals, Inc. (a)	470,200	24,732,520
		443,340,786
TOTAL HEALTH CARE		785,970,180
INDUSTRIALS - 8.5%
Aerospace & Defense - 0.9%
Boeing Co.	481,300	26,813,223
Raytheon Co. Class A	356,200	10,401,040
		37,214,263
Airlines - 0.4%
AMR Corp.	522,700	18,357,224
Commercial Services & Supplies - 0.6%
Automatic Data Processing, Inc.	408,300	22,203,354
Edison Schools, Inc. (a)	244,800	4,957,200
		27,160,554
Electrical Equipment - 0.4%
Emerson Electric Co.	295,800	18,339,600
Industrial Conglomerates - 3.7%
General Electric Co.	3,813,700	159,641,482
Machinery - 1.3%
Deere & Co.	662,200	24,064,348
Illinois Tool Works, Inc.	318,100	18,080,804
Ingersoll-Rand Co.	309,200	12,278,332
		54,423,484
Road & Rail - 1.2%
Canadian National Railway Co.	532,600	20,086,127
Union Pacific Corp.	541,200	30,442,500
		50,528,627
TOTAL INDUSTRIALS		365,665,234
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 2.0%
Cisco Systems, Inc. (a)	2,504,600	$ 39,603,988
Corning, Inc.	582,900	12,060,201
QUALCOMM, Inc. (a)	410,100	23,221,913
UTStarcom, Inc.	577,700	9,604,263
		84,490,365
Computers & Peripherals - 5.4%
Apple Computer, Inc. (a)	717,100	15,826,397
Dell Computer Corp. (a)	1,407,200	36,147,450
EMC Corp. (a)	1,350,700	39,710,580
Gateway, Inc. (a)	476,900	8,016,689
Hewlett-Packard Co.	489,800	15,316,046
International Business Machines Corp.	718,000	69,057,240
Network Appliance, Inc. (a)	152,800	2,568,950
Sun Microsystems, Inc. (a)	3,029,400	46,561,878
		233,205,230
Electronic Equipment & Instruments - 0.5%
Anritsu Corp.	370,000	6,156,406
Kyocera Corp.	66,700	6,169,750
SCI Systems, Inc. (a)	530,200	9,649,640
		21,975,796
Office Electronics - 0.2%
Symbol Technologies, Inc.	268,100	9,356,690
Semiconductor Equipment & Products - 5.1%
Applied Materials, Inc. (a)	280,100	12,184,350
Applied Micro Circuits Corp. (a)	194,400	3,207,600
Chartered Semiconductor Manufacturing Ltd. ADR (a)	252,200	6,064,622
Flextronics International Ltd. (a)	671,200	10,068,000
Integrated Device Technology, Inc. (a)	328,800	9,735,768
Intel Corp.	3,265,500	85,923,469
International Rectifier Corp. (a)	407,600	16,507,800
LAM Research Corp. (a)	629,500	14,950,625
LTX Corp. (a)	751,800	14,049,263
Micron Technology, Inc. (a)	529,840	22,004,255
Texas Instruments, Inc.	893,400	27,677,532
		222,373,284
Software - 5.3%
Adobe Systems, Inc.	380,600	13,309,582
Cadence Design Systems, Inc. (a)	374,000	6,915,260
Microsoft Corp. (a)	3,055,100	167,075,775
Oracle Corp. (a)	1,931,200	28,929,376
Siebel Systems, Inc. (a)	387,800	10,548,160
		226,778,153
TOTAL INFORMATION TECHNOLOGY		798,179,518
MATERIALS - 0.6%
Chemicals - 0.4%
PPG Industries, Inc.	344,800	15,891,832

	Shares	Value (Note 1)
Metals & Mining - 0.2%
Alcoa, Inc.	307,400	$ 11,051,030
TOTAL MATERIALS		26,942,862
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T Corp.	670,300	14,277,390
SBC Communications, Inc.	917,000	40,925,710
		55,203,100
Wireless Telecommunication Services - 0.3%
AT&T Corp. - Wireless Group	401,000	7,691,180
Vodafone Group PLC	1,668,113	4,528,918
		12,220,098
TOTAL TELECOMMUNICATION SERVICES		67,423,198
UTILITIES - 2.3%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	243,420	11,440,740
Entergy Corp.	17,100	649,800
Southern Co.	1,057,800	37,118,202
		49,208,742
Gas Utilities - 0.5%
NiSource, Inc.	693,300	21,575,496
Multi-Utilities - 0.7%
Enron Corp.	476,900	27,707,890
TOTAL UTILITIES		98,492,128
TOTAL COMMON STOCKS (Cost $4,375,774,800)		4,169,544,919
Cash Equivalents - 6.0%

Fidelity Cash Central Fund, 5.22% (b) (Cost $258,646,070)	258,646,070	258,646,070
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $4,634,420,870)		4,428,190,989
NET OTHER ASSETS - (2.5)%		(107,616,450)
NET ASSETS - 100%		$ 4,320,574,539
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneva Proteomics	7/7/00	$ 1,441,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,340,753,635 and $3,692,677,894, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,441,000 or 0% of net assets.

Income Tax Information

At March 31, 2001, the aggregate cost of investment securities for income tax purposes was $4,722,482,471. Net unrealized depreciation aggregated $294,291,482, of which $651,167,131 related to appreciated investment securities and $945,458,613 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $107,723,789) (cost $4,634,420,870) - See accompanying schedule		$ 4,428,190,989
Receivable for investments sold		47,132,593
Receivable for fund shares sold		468,803
Dividends receivable		4,542,176
Interest receivable		1,093,554
Other receivables		23,304
Total assets		4,481,451,419
Liabilities
Payable for investments purchased	$ 46,100,038
Payable for fund shares redeemed	2,479,268
Accrued management fee	1,663,137
Distribution fees payable	939
Other payables and accrued expenses	34,598
Collateral on securities loaned, at value	110,598,900
Total liabilities		160,876,880
Net Assets		$ 4,320,574,539
Net Assets consist of:
Paid in capital		$ 5,000,876,543
Undistributed net investment income		7,036,444
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(481,143,563)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(206,194,885)
Net Assets		$ 4,320,574,539
Class O: Net Asset Value, offering price and redemption price per share ($4,315,992,981 ÷ 323,302,598 shares)		$13.35
Class N: Net Asset Value, offering price and redemption price per share ($4,581,558 ÷ 346,441 shares)		$13.22

Statement of Operations

	Six months ended March 31, 2001 (Unaudited)
Investment Income Dividends		$ 21,438,600
Interest		3,728,356
Security lending		511,577
Total income		25,678,533
Expenses
Management fee Basic fee	$ 11,681,553
Performance adjustment	(3,382,426)
Transfer agent fees	170,398
Distribution fees	4,872
Accounting and security lending fees	356,112
Custodian fees and expenses	94,194
Registration fees	14,885
Audit	27,490
Legal	10,740
Interest	10,165
Miscellaneous	6,676
Total expenses before reductions	8,994,659
Expense reductions	(996,331)	7,998,328
Net investment income		17,680,205
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(451,365,423)
Foreign currency transactions	94,114	(451,271,309)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,012,628,000)
Assets and liabilities in foreign currencies	74,590	(1,012,553,410)
Net gain (loss)		(1,463,824,719)
Net increase (decrease) in net assets resulting from operations		$ (1,446,144,514)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2001 (Unaudited)	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 17,680,205	$ 56,734,083
Net realized gain (loss)	(451,271,309)	1,114,346,536
Change in net unrealized appreciation (depreciation)	(1,012,553,410)	(1,365,960,461)
Net increase (decrease) in net assets resulting from operations	(1,446,144,514)	(194,879,842)
Distributions to shareholders From net investment income	(35,511,970)	(114,858,565)
From net realized gain	(1,034,192,675)	(897,912,414)
Total distributions	(1,069,704,645)	(1,012,770,979)
Share transactions - net increase (decrease)	712,069,469	354,594,496
Total increase (decrease) in net assets	(1,803,779,690)	(853,056,325)
Net Assets
Beginning of period	6,124,354,229	6,977,410,554
End of period (including undistributed net investment income of $7,036,444 and $26,831,597, respectively)	$ 4,320,574,539	$ 6,124,354,229

Financial Highlights - Class O

	Six months ended March 31, 2001	Years ended September 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 22.09	$ 26.54	$ 24.58	$ 25.08	$ 20.41	$ 18.78
Income from Investment Operations
Net investment income	.06 D	.20 D	.42 D	.44 D	.49 D	.45
Net realized and unrealized gain (loss)	(4.89)	(.77)	4.13	1.56	6.36	2.42
Total from investment operations	(4.83)	(.57)	4.55	2.00	6.85	2.87
Less Distributions
From net investment income	(.13)	(.44)	(.42)	(.47)	(.45)	(.43)
From net realized gain	(3.78)	(3.44)	(2.17)	(2.03)	(1.73)	(.81)
Total distributions	(3.91)	(3.88)	(2.59)	(2.50)	(2.18)	(1.24)
Net asset value, end of period	$ 13.35	$ 22.09	$ 26.54	$ 24.58	$ 25.08	$ 20.41
Total Return B, C	(24.42)%	(3.23)%	18.99%	8.72%	36.29%	16.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,315,993	$ 6,121,273	$ 6,977,155	$ 6,206,058	$ 5,960,742	$ 4,565,482
Ratio of expenses to average net assets	.34% A	.27%	.32%	.33%	.39%	.65%
Ratio of expenses to average net assets after expense reductions	.31% A, E	.25% E	.31% E	.33%	.38% E	.65%
Ratio of net investment income to average net assets	.68% A	.85%	1.55%	1.71%	2.20%	2.40%
Portfolio turnover	131% A	145%	36%	27%	32%	42%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Financial Highlights - Class N

	Six months ended March 31, 2001	Years ended September 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 21.90	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss) D	(.02)	(.01)	.08
Net realized and unrealized gain (loss)	(4.84)	(.74)	(1.39)
Total from investment operations	(4.86)	(.75)	(1.31)
Less Distributions
From net investment income	(.04)	(.36)	-
From net realized gain	(3.78)	(3.44)	-
Total distributions	(3.82)	(3.80)	-
Net asset value, end of period	$ 13.22	$ 21.90	$ 26.45
Total Return B, C	(24.74)%	(3.98)%	(4.72)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,582	$ 3,081	$ 256
Ratio of expenses to average net assets	1.23% A	1.14%	1.18% A
Ratio of expenses to average net assets after expense reductions	1.19% A, F	1.12% F	1.17% A, F
Ratio of net investment income (loss) to average net assets	(.21)% A	(.02)%	.68% A
Portfolio turnover	131% A	145%	36%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Investments March 31, 2001

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.4%
Automobiles - 0.9%
Ford Motor Co.	1,525,000	$ 42,883,000
Household Durables - 0.6%
Sony Corp.	370,000	26,732,499
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	600,000	6,138,000
Media - 3.2%
Clear Channel Communications, Inc. (a)	1,075,000	58,533,750
Omnicom Group, Inc.	200,000	16,576,000
Viacom, Inc. Class B (non-vtg.) (a)	1,825,230	80,255,363
		155,365,113
Multiline Retail - 2.1%
BJ's Wholesale Club, Inc. (a)	1,075,000	51,438,750
Wal-Mart Stores, Inc.	1,050,000	53,025,000
		104,463,750
Specialty Retail - 0.4%
Home Depot, Inc.	400,000	17,240,000
PETsMART, Inc. (a)	500,000	2,000,000
		19,240,000
Textiles & Apparel - 0.1%
Skechers U.S.A., Inc. Class A (a)	268,500	6,444,000
TOTAL CONSUMER DISCRETIONARY		361,266,362
CONSUMER STAPLES - 6.2%
Beverages - 0.8%
The Coca-Cola Co.	914,500	41,298,820
Food Products - 1.3%
Quaker Oats Co.	525,000	50,951,250
Smithfield Foods, Inc. (a)	350,000	11,375,000
		62,326,250
Tobacco - 4.1%
Philip Morris Companies, Inc.	3,000,000	142,350,000
UST, Inc.	1,850,000	55,592,500
		197,942,500
TOTAL CONSUMER STAPLES		301,567,570
ENERGY - 2.9%
Oil & Gas - 2.9%
BP Amoco PLC sponsored ADR	307,812	15,273,631
Exxon Mobil Corp.	1,549,766	125,531,046
		140,804,677
FINANCIALS - 18.5%
Banks - 2.4%
FleetBoston Financial Corp.	1,375,000	51,906,250

	Shares	Value (Note 1)
Mellon Financial Corp.	650,000	$ 26,338,000
PNC Financial Services Group, Inc.	600,000	40,650,000
		118,894,250
Diversified Financials - 11.5%
American Express Co.	500,000	20,650,000
Citigroup, Inc.	1,699,933	76,462,986
Daiwa Securities Group, Inc.	5,250,000	49,376,037
Fannie Mae	1,950,000	155,220,000
Freddie Mac	1,925,000	124,797,750
J.P. Morgan Chase & Co.	1,025,000	46,022,500
Merrill Lynch & Co., Inc.	391,000	21,661,400
Nikko Securities Co. Ltd.	5,450,000	38,000,156
Nomura Securities Co. Ltd.	1,475,000	26,295,459
		558,486,288
Insurance - 4.6%
American International Group, Inc.	2,252,881	181,356,921
Fidelity National Financial, Inc.	750,000	20,077,500
First American Corp.	875,000	22,750,000
		224,184,421
TOTAL FINANCIALS		901,564,959
HEALTH CARE - 15.9%
Biotechnology - 4.3%
Affymetrix, Inc. (a)	23,000	639,688
Amgen, Inc. (a)	835,000	50,256,563
COR Therapeutics, Inc. (a)	710,900	15,995,250
Genentech, Inc. (a)	550,000	27,775,000
Geneva Proteomics (f)	255,000	1,402,500
Human Genome Sciences, Inc. (a)	1,025,000	47,150,000
ImClone Systems, Inc. (a)	116,800	3,876,300
Millennium Pharmaceuticals, Inc. (a)	1,275,000	38,836,500
Protein Design Labs, Inc. (a)	93,000	4,138,500
Vertex Pharmaceuticals, Inc. (a)	545,800	19,989,925
		210,060,226
Health Care Equipment & Supplies - 2.5%
Align Technology, Inc.	359,400	2,605,650
Biomet, Inc.	1,249,925	49,235,327
Guidant Corp. (a)	1,505,000	67,709,950
		119,550,927
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	844,954	81,749,300
Pharmaceuticals - 7.4%
Bristol-Myers Squibb Co.	3,390,872	201,417,797
Eli Lilly & Co.	975,000	74,743,500
Immunex Corp. (a)	1,000,000	14,312,500
Merck & Co., Inc.	500,000	37,950,000
Pfizer, Inc.	550,000	22,522,500
Schering-Plough Corp.	300,000	10,959,000
		361,905,297
TOTAL HEALTH CARE		773,265,750
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 7.6%
Aerospace & Defense - 0.5%
Newport News Shipbuilding, Inc.	475,000	$ 23,227,500
Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	775,000	40,315,500
Industrial Conglomerates - 5.5%
General Electric Co.	6,317,000	264,429,617
Machinery - 0.8%
Caterpillar, Inc.	625,000	27,737,500
Manitowoc Co., Inc.	472,400	11,715,520
		39,453,020
TOTAL INDUSTRIALS		367,425,637
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc. (a)	1,675,000	34,990,750
CIENA Corp. (a)	552,100	23,050,175
Cisco Systems, Inc. (a)	2,300,000	36,368,750
Redback Networks, Inc. (a)	220,800	2,888,064
		97,297,739
Computers & Peripherals - 5.5%
Dell Computer Corp. (a)	4,300,000	110,456,250
EMC Corp. (a)	75,000	2,205,000
Hutchinson Technology, Inc. (a)(d)	1,516,800	22,657,200
Lexmark International, Inc. Class A (a)	1,240,200	56,453,904
Maxtor Corp. (a)	3,250,000	22,750,000
Sun Microsystems, Inc. (a)	1,550,000	23,823,500
Western Digital Corp. (a)	5,750,000	27,370,000
		265,715,854
Electronic Equipment & Instruments - 1.5%
Arrow Electronics, Inc. (a)	600,000	13,560,000
Ingram Micro, Inc. Class A (a)(d)	4,475,000	60,412,500
		73,972,500
Internet Software & Services - 1.9%
Interwoven, Inc. (a)	373,600	3,759,350
VeriSign, Inc. (a)	1,400,000	49,612,500
Vignette Corp. (a)	2,512,300	16,172,931
Yahoo!, Inc. (a)	1,275,000	20,081,250
		89,626,031
Semiconductor Equipment & Products - 0.1%
LAM Research Corp. (a)	50,000	1,187,500
Micron Technology, Inc. (a)	125,000	5,191,250
		6,378,750
Software - 9.1%
Cadence Design Systems, Inc. (a)	1,600,000	29,584,000

	Shares	Value (Note 1)
Computer Associates International, Inc.	2,079,400	$ 56,559,680
Electronic Arts, Inc. (a)	500,000	27,125,000
Great Plains Software, Inc. (a)	275,000	16,860,938
i2 Technologies, Inc. (a)	150,000	2,175,000
Microsoft Corp. (a)	4,525,000	247,460,938
NVIDIA Corp. (a)	425,000	27,591,797
Siebel Systems, Inc. (a)	200,000	5,440,000
VERITAS Software Corp. (a)	625,000	28,900,000
		441,697,353
TOTAL INFORMATION TECHNOLOGY		974,688,227
MATERIALS - 10.7%
Chemicals - 1.5%
Dow Chemical Co.	1,550,000	48,933,500
Lyondell Chemical Co.	1,495,000	21,483,150
		70,416,650
Construction Materials - 1.4%
Florida Rock Industries, Inc.	549,900	21,699,054
Martin Marietta Materials, Inc.	1,075,000	45,902,500
		67,601,554
Metals & Mining - 5.6%
Alcan, Inc.	1,500,000	53,819,555
Alcoa, Inc.	2,135,000	76,753,250
Allegheny Technologies, Inc.	1,225,000	21,327,250
Bethlehem Steel Corp. (a)(d)	7,400,000	17,908,000
Homestake Mining Co.	3,475,500	18,281,130
Nucor Corp.	1,325,000	53,092,750
Phelps Dodge Corp.	821,000	32,987,780
		274,169,715
Paper & Forest Products - 2.2%
Bowater, Inc.	1,112,800	52,746,720
International Paper Co.	1,475,000	53,218,000
		105,964,720
TOTAL MATERIALS		518,152,639
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
AT&T Corp.	2,675,000	56,977,500
BellSouth Corp.	1,600,000	65,472,000
SBC Communications, Inc.	1,100,000	49,093,000
TeraBeam Networks (a)(f)	19,200	72,000
		171,614,500
TOTAL COMMON STOCKS (Cost $4,266,379,815)		4,510,350,321
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (a)(f) (Cost $465,480)	27,000	$ 465,480
Corporate Bonds - 0.6%
Moody's Ratings (unaudited)		Principal Amount
CONVERTIBLE BONDS - 0.5%
FINANCIALS - 0.3%
Diversified Financials - 0.3%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18 (e)	Baa3	$ 19,620,000	15,577,103
INFORMATION TECHNOLOGY - 0.2%
Semiconductor Equipment & Products - 0.2%
Vitesse Semiconductor Corp. 4% 3/15/05	B2	9,940,000	7,355,600
Software - 0.0%
Cyras Systems, Inc. 4.5% 8/15/05 (e)	-	1,525,000	1,723,250
TOTAL INFORMATION TECHNOLOGY			9,078,850
TOTAL CONVERTIBLE BONDS			24,655,953
NONCONVERTIBLE BONDS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 0% 5/1/08 (c)	Caa1	5,000,000	2,800,000
TOTAL CORPORATE BONDS (Cost $23,352,000)			27,455,953
Cash Equivalents - 6.6%
	Shares
Fidelity Cash Central Fund, 5.22% (b) (Cost $320,934,750)	320,934,750	320,934,750
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,611,132,045)		4,859,206,504
NET OTHER ASSETS - 0.0%		1,672,402
NET ASSETS - 100%		$ 4,860,878,906
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Affiliated company

Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Bethlehem Steel Corp.	$ 1,755,523	$ -	$ -	$ 17,908,000
Hutchinson Technology, Inc.	4,120,659	-	-	22,657,200
Ingram Micro, Inc. Class A	7,938,234	-	-	60,412,500
TOTALS	$ 13,814,416	$ -	$ -	$ 100,977,700

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $17,300,353 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 465,480
Geneva Proteomics	7/7/00	$ 1,402,500
TeraBeam Networks	4/7/00	$ 72,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $4,351,307,948 and $4,382,775,359, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,939,980 or 0% of net assets.

Income Tax Information

At March 31, 2001, the aggregate cost of investment securities for income tax purposes was $4,656,331,565. Net unrealized appreciation aggregated $202,874,939, of which $704,642,639 related to appreciated investment securities and $501,767,700 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $120,022,700) (cost $4,611,132,045) - See accompanying schedule		$ 4,859,206,504
Receivable for investments sold		173,162,333
Receivable for fund shares sold		616,009
Dividends receivable		5,465,560
Interest receivable		2,322,485
Other receivables		14,605
Total assets		5,040,787,496
Liabilities
Payable for investments purchased	$ 49,832,252
Payable for fund shares redeemed	1,956,834
Accrued management fee	2,391,650
Distribution fees payable	5,306
Other payables and accrued expenses	448,548
Collateral on securities loaned, at value	125,274,000
Total liabilities		179,908,590
Net Assets		$ 4,860,878,906
Net Assets consist of:
Paid in capital		$ 4,927,138,541
Undistributed net investment income		9,620,089
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(323,844,581)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		247,964,857
Net Assets		$ 4,860,878,906
Class O: Net Asset Value, offering price and redemption price per share ($4,835,044,638 ÷ 445,330,806 shares)		$10.86
Class N: Net Asset Value, offering price and redemption price per share ($25,834,268 ÷ 2,408,320 shares)		$10.73

Statement of Operations

	Six months ended March 31, 2001 (Unaudited)
Investment Income Dividends		$ 23,822,231
Interest		7,224,307
Security lending		547,269
Total income		31,593,807
Expenses
Management fee Basic fee	$ 16,135,622
Performance adjustment	(175,545)
Transfer agent fees	184,485
Distribution fees	28,625
Accounting and security lending fees	382,743
Custodian fees and expenses	91,901
Registration fees	19,885
Audit	22,600
Legal	11,166
Miscellaneous	13,081
Total expenses before reductions	16,714,563
Expense reductions	(956,377)	15,758,186
Net investment income		15,835,621
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(112,116,816)
Foreign currency transactions	(49,202)	(112,166,018)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,319,553,496)
Assets and liabilities in foreign currencies	(93,461)	(1,319,646,957)
Net gain (loss)		(1,431,812,975)
Net increase (decrease) in net assets resulting from operations		$ (1,415,977,354)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2001 (Unaudited)	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 15,835,621	$ 22,490,888
Net realized gain (loss)	(112,166,018)	532,374,207
Change in net unrealized appreciation (depreciation)	(1,319,646,957)	508,078,196
Net increase (decrease) in net assets resulting from operations	(1,415,977,354)	1,062,943,291
Distributions to shareholders From net investment income	(31,117,473)	(39,217,077)
From net realized gain	(490,364,963)	(509,476,717)
In excess of net realized gain	(211,678,563)	-
Total distributions	(733,160,999)	(548,693,794)
Share transactions - net increase (decrease)	747,849,129	520,091,432
Total increase (decrease) in net assets	(1,401,289,224)	1,034,340,929
Net Assets
Beginning of period	6,262,168,130	5,227,827,201
End of period (including undistributed net investment income of $9,620,089 and $25,557,974, respectively)	$ 4,860,878,906	$ 6,262,168,130

Financial Highlights - Class O

	Six months ended March 31, 2001	Years ended September 30,
	(Unaudited)	2000	1999	1998	1997	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 16.13	$ 14.76	$ 14.07	$ 14.40	$ 11.61	$ 10.57
Income from Investment Operations
Net investment income	.04 D	.06 D	.12 D	.18 D	.27 D	.24
Net realized and unrealized gain (loss)	(3.43)	2.85	3.73	.71	3.52	1.34
Total from investment operations	(3.39)	2.91	3.85	.89	3.79	1.58
Less Distributions
From net investment income	(.08)	(.11)	(.12)	(.25)	(.25)	(.22)
From net realized gain	(1.26)	(1.43)	(3.04)	(.97)	(.75)	(.32)
In excess of net realized gain	(.54)	-	-	-	-	-
Total distributions	(1.88)	(1.54)	(3.16)	(1.22)	(1.00)	(.54)
Net asset value, end of period	$ 10.86	$ 16.13	$ 14.76	$ 14.07	$ 14.40	$ 11.61
Total Return B, C	(22.51)%	20.25%	30.06%	6.64%	34.72%	15.43%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,835,045	$ 6,242,943	$ 5,226,303	$ 3,969,409	$ 3,609,144	$ 2,538,407
Ratio of expenses to average net assets	.60% A	.58%	.48%	.48%	.54%	.78%
Ratio of expenses to average net assets after expense reductions	.56% A, E	.56% E	.47% E	.48%	.53% E	.78%
Ratio of net investment income to average net assets	.57% A	.37%	.79%	1.23%	2.11%	2.38%
Portfolio turnover	163% A	113%	77%	106%	35%	37%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Per-share data have been adjusted for a 3 for 1 share split paid June 21, 1996.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Financial Highlights - Class N

	Six months ended March 31, 2001	Years ended September 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.94	$ 14.72	$ 15.35
Income from Investment Operations
Net investment income (loss) D	(.02)	(.08)	.00
Net realized and unrealized gain (loss)	(3.39)	2.83	(.63)
Total from investment operations	(3.41)	2.75	(.63)
Less Distributions
From net investment income	-	(.10)	-
From net realized gain	(1.26)	(1.43)	-
In excess of net realized gain	(.54)	-	-
Total distributions	(1.80)	(1.53)	-
Net asset value, end of period	$ 10.73	$ 15.94	$ 14.72
Total Return B, C	(22.86)%	19.13%	(4.10)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 25,834	$ 19,225	$ 1,524
Ratio of expenses to average net assets	1.48% A	1.45%	1.35% A
Ratio of expenses to average net assets after expense reductions	1.44% A, F	1.43% F	1.33% A, F
Ratio of net investment income (loss) to average net assets	(.31)% A	(.51)%	(.07)% A
Portfolio turnover	163% A	113%	77%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares.

Each fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of each fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with four series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, contingent interest, non-taxable dividends and losses deferred due to wash sales transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The funds may use use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .17% and .30% for the Destiny I and Destiny II funds, respectively. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee was subject to a performance adjustment (up to a maximum of -.24% of each fund's average net assets up to and including $100,000,000 and -.20% of each fund's average net assets in excess of $100,000,000 over the performance period) based on each fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fees were equivalent to annualized rates of .32% and .57%, respectively of average net assets after the performance adjustment for the Destiny I and Destiny II funds, respectively. Effective July 1, 1999, each fund's performance adjustment was phased out over an 18 month period. During the phase out period the performance adjustment could decrease, but not increase, the management fee owed by the funds. After December 31, 2000, no performance adjustment was applied to the basic fee.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the funds. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the funds assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted a Distribution and Service Plan (the Plan) for Class N for each fund. During the period, Class N paid Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee based on an annual (annualized) rate of .25% of Class N's average net assets pursuant to the Plan. For the period, Class N paid FDC the following amounts:

Paid to FDC
Destiny I	$ 4,872
Destiny II	$ 28,625

Transfer Agent Fees. Fidelity Service Company, Inc., (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annual (annualized) rate of .63% of the Class N shares' monthly net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

Destiny I	Amount	% of Average Net Assets
Class O	$ 158,034	.01*
Class N	12,364	.63*
	$ 170,398
Destiny II	Amount	% of Average Net Assets
Class O	$ 112,424	.00*
Class N	72,061	.63*
	$ 184,485

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the funds are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms for Destiny I and Destiny II were $295,368 and $278,937, respectively for the period.

5. Committed Line of Credit.

The funds participate with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, the funds had no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The funds are permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The funds have established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. For Destiny I, the average daily loan balance during the period for which the loan was outstanding amounted to $21,068,000. The weighted average interest rate was 5.79%. At period end there were no bank borrowings outstanding.

8. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the funds' expenses. For the period, each fund's expenses were reduced by $986,783 and $951,624 under this arrangement for Destiny I and Destiny II, respectively.

In addition, through arrangements with the funds' custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, Destiny II's custodian fees were reduced by $1,926 under the custodian arrangement and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Destiny I	Transfer Agent Credits
Class O	$ 9,548
Destiny II	Transfer Agent Credits
Class O	$ 2,827

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Destiny I	Six months ended March 31, 2001	Year ended September 30, 2000
From net investment income
Class O	$ 35,504,097	$ 114,852,495
Class N	7,873	6,070
Total	$ 35,511,970	$ 114,858,565
From net realized gain
Class O	$ 1,033,475,114	$ 897,856,524
Class N	717,561	55,890
Total	$ 1,034,192,675	$ 897,912,414
	$ 1,069,704,645	$ 1,012,770,979

Destiny II	Six months ended March 31, 2001	Year ended September 30, 2000
From net investment income
Class O	$ 31,117,473	$ 39,189,835
Class N	-	27,242
Total	$ 31,117,473	$ 39,217,077
From net realized gain
Class O	$ 488,437,910	$ 509,166,630
Class N	1,927,053	310,087
Total	$ 490,364,963	$ 509,476,717
In excess of net realized gain
Class O	$ 210,846,701	$ -
Class N	831,862	-
Total	$ 211,678,563	$ -
	$ 733,160,999	$ 548,693,794

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Destiny I	Six months ended March 31,	Year ended September 30,	Six months ended March 31,	Year ended September 30,
	2001	2000	2001	2000

Class O Shares sold	5,442,279	10,121,533	$ 91,516,395	$ 247,091,425
Reinvestment of distributions	57,186,468	36,918,705	892,108,667	880,880,397
Shares redeemed	(16,393,063)	(32,842,158)	(274,914,239)	(776,372,755)
Net increase (decrease)	46,235,684	14,198,080	$ 708,710,823	$ 351,599,067
Class N Shares sold	170,755	135,884	$ 2,828,946	$ 3,103,245
Reinvestment of distributions	46,621	2,602	721,700	59,465
Shares redeemed	(11,668)	(7,425)	(192,000)	(167,281)
Net increase (decrease)	205,708	131,061	$ 3,358,646	$ 2,995,429

	Shares		Dollars
Destiny II	Six months ended March 31,	Year ended September 30,	Six months ended March 31,	Year ended September 30,
	2001	2000	2001	2000

Class O Shares sold	16,421,886	45,411,519	$ 215,563,648	$ 716,733,769
Reinvestment of distributions	56,256,759	34,359,293	700,396,823	527,413,256
Shares redeemed	(14,295,058)	(46,803,164)	(183,456,145)	(741,499,830)
Net increase (decrease)	58,383,587	32,967,648	$ 732,504,326	$ 502,647,195
Class N Shares sold	1,038,183	1,137,584	$ 13,340,399	$ 18,003,674
Reinvestment of distributions	223,067	22,042	2,750,420	336,797
Shares redeemed	(59,143)	(56,991)	(746,016)	(896,234)
Net increase (decrease)	1,202,107	1,102,635	$ 15,344,803	$ 17,444,237

11. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Legend" at the end of each applicable fund's schedule of investments.

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Fidelity
Destiny Portfolios:
Destiny I - Class N
Destiny II - Class N

82 Devonshire Street,
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Karen Firestone, Vice President (Destiny I)
Adam Hetnarski, Vice President (Destiny II)
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

J. Michael Cook *
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Marie L. Knowles *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Robert C. Pozen

ADVISORY BOARD

William S. Stavropoulos

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

* Independent trustees

(recycle logo)

6i-133366

DESN-SANN-0501
1.741002.101

Fidelity®
DestinySM
Portfolios:

Destiny I - Class O
Destiny II - Class O

Semiannual Report
March 31, 2001

Semiannual Report

Contents

Semiannual Report

Performance	<Click Here>	How the funds have done over time.
Fund Talk	<Click Here>	The managers' review of the funds' performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the funds' investments over the past six months.
Destiny I
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Destiny II
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity
Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I: Class O

Performance: The Bottom Line

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in DestinySM I: Class O on March 31, 1991. As the chart shows, by March 31, 2001, the value of the investment would have grown to $33,506 - a 235.06% increase on the initial investment. For comparison, look at how the S&P 500® did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,478 - a 284.78% increase.

Cumulative Total Returns

Periods ended March 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
DestinySM I: CL O	-24.42%	-28.95%	38.74%	235.06%
S&P 500 ®	-18.75%	-21.68%	94.06%	284.78%
Lipper Growth Funds Average	-24.95%	-26.22%	75.02%	241.61%

Average Annual Total Returns

Periods ended March 31, 2001	Past 1 year	Past 5 years	Past 10 years
Destiny I: CL O	-28.95%	6.77%	12.85%
$50/month 15-Year Plan	-66.04%	2.92%	11.37%
S&P 500	-21.68%	14.18%	14.42%
Lipper Growth Funds Average	-26.22%	11.35%	12.65%

The charts above show Destiny I: Class O total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Destiny Plans I: O (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,756 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below. (dagger)

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

(dagger)The Lipper large cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of March 31, 2001, the six months, one year, five year, and 10 year cumulative total returns for the large cap core funds average were, -19.54%, -22.12%, 74.89%, and 223.57%, respectively; and the one year, five year, and 10 year average annual total returns were -22.12%, 11.64%, and 12.24%, respectively. The six months, one year, five year and 10 year cumulative total returns for the large cap supergroup average were, -24.06%, -26.10%, 74.37%, and 230.35%, respectively; and the one year, five year and 10 year average annual total returns were -26.10%, 11.49%, and 12.46%, respectively.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II: Class O

Performance: The Bottom Line

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Destiny II: Class O on March 31, 1991. As the chart shows, by March 31, 2001, the value of the investment would have grown to $44,924 - a 349.24% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,478 - a 284.78% increase.

Cumulative Total Returns

Periods ended March 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL O	-22.51%	-25.64%	86.89%	349.24%
S&P 500	-18.75%	-21.68%	94.06%	284.78%
Lipper Growth Funds Average	-24.95%	-26.22%	75.02%	241.61%

Average Annual Total Returns

Periods ended March 31, 2001	Past 1 year	Past 5 years	Past 10 years
Destiny II: CL O	-25.64%	13.32%	16.21%
$50/month 15-Year Plan	-64.46%	9.24%	14.69%
S&P 500	-21.68%	14.18%	14.42%
Lipper Growth Funds Average	-26.22%	11.35%	12.65%

The charts above show Destiny II: Class O total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Destiny Plans II: O (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired by the general public only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends. To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 1,756 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed below. (dagger)

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

(dagger) The Lipper large cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of March 31, 2001, the six months, one year, five year, and 10 year cumulative total returns for the large cap core funds average were, -19.54%, -22.12%, 74.89%, and 223.57%, respectively; and the one year, five year, and 10 year average annual total returns were -22.12%, 11.64%, and 12.24%, respectively. The six months, one year, five year and 10 year cumulative total returns for the large cap supergroup average were, -24.06%, -26.10%, 74.37%, and 230.35%, respectively; and the one year, five year and 10 year average annual total returns were -26.10%, 11.49%, and 12.46%, respectively.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Fund Talk: The Manager's Overview

Market Recap

A slowing economy, weak corporate earnings results and reduced growth outlooks in many industries characterized an unpleasant stock market experience for many investors during the six-month period ending March 31, 2001. Signs of overcapacity in several areas of technology - such as semiconductors, networking and optical equipment - contributed to the sector's decline. Additionally, a slowdown in corporate information technology spending had a negative effect that rippled across many areas in the sector, reducing earnings and sharply downgrading growth forecasts. The impact of the economic deceleration spread to other sectors as the period progressed, including telecommunication services, retail, automotive, industrials and financials, and gave way to a flurry of corporate measures to reduce costs, such as layoffs. The U.S. stock market responded negatively to this weak economic environment. Specifically, the tech-
heavy NASDAQ Composite® Index fell 49.84% and the Standard & Poor's 500 SM Index, a benchmark of 500 larger companies, declined 18.75% during the period. Meanwhile, the Russell 2000® Index, a benchmark of smaller companies, returned -12.96% and the blue-chips' benchmark, the Dow Jones Industrial Average SM, returned -6.51%. Throughout the period, investors in value stocks, or those that are attractively valued for various reasons such as an abnormally low price-to-earnings ratio, weathered the market's downturn far better than growth stocks, or those with growth rates that tend to outperform the broader market. For example, the Russell 3000® Value Index fell 1.73%, while the Russell 3000® Growth Index dropped 37.41%. To ignite the economy, the Federal Reserve Board made an uncharacteristic move on January 3, 2001, by cutting key interest rates one-half percentage point, or 50 basis points, in between regularly scheduled policy meetings. It marked the first time the Fed resorted to such an unusual action since October 1998, during the height of the global financial crisis. Citing substantial erosion in business and consumer confidence, the Fed reduced rates by the same amount at its regularly scheduled meeting later in the month, and by another 50 basis points again at its March policy meeting. The Fed's aggressive action brought the federal funds rate - the rate banks charge each other for overnight loans - down to 5.0%, and the discount rate - the rate the Fed charges for direct loans to financially troubled member banks - to 4.50%. However, the rate cuts had little positive effect on the economy by the end of the period, and little positive effect on the equity market, which continued to pour out weaker-than-expected corporate earnings results.

(Portfolio Manager photograph)
An interview with
Karen Firestone,
Portfolio Manager
of Destiny I

Q. How did the fund perform, Karen?

A. It was a challenging period for the fund and the market as a whole. For the six months that ended March 31, 2001, the fund's Class O shares returned -24.42%, slightly outpacing the growth funds average tracked by Lipper Inc., which returned -24.95%. The Standard & Poor's 500 Index declined 18.75% during this same time frame. For the 12 months that ended March 31, 2001, the fund's Class O shares returned -28.95%, while the Lipper average and S&P 500 index posted returns of -26.22% and -21.68%, respectively.

Q. Why did the fund edge its peer group but lag its benchmark during the six-month period?

A. Risk and return had an inverse relationship during the period as investors, facing the specter of a protracted global economic downturn, put a premium on safety. Although my bias toward growth remained intact, I became increasingly more cautious in terms of how I went about finding it. Unlike some of our competitors, I assumed a more diversified approach, scaling back appreciably on the fund's technology exposure during the period. My focus was on achieving a more neutral tech weighting relative to the S&P 500 later in the period when market prospects looked the bleakest. This positioning helped us gain an edge over our Lipper peers, which remained more aggressive on average, choosing to let their tech exposure ride as the market corrected sharply. However, the performance numbers weren't as kind to us relative to the index. Technology issues were the hardest hit during the indiscriminate market sell-off, falling by nearly 50% during the six-month period. So, even though we managed to reel in our tech exposure during this time frame, we still ended up with about a 3% overweighting on average compared to the S&P, which took the biggest toll on relative performance. Simply put, I overstayed my welcome with some of the fastest-growing names, such as VeriSign, Sun, Juniper and Cisco, each of which plunged more than 70% during the past six months. I should have been more observant of what I suspected would be a spreading weakness in global economies and its potential impact on the sector. The fund no longer held VeriSign or Juniper at the close of the period.

Semiannual Report

Fidelity Destiny Portfolios: Destiny ____

Fund Talk: The Manager's Overview - continued

Q. What else weighed on performance?

A. Holdings within biotechnology hurt performance. We held a handful of small positions in some fairly aggressive biotechnology names in which I remain confident, such as Protein Design Labs and ImClone, and these stocks were hit as the NASDAQ declined. The fund's underexposure to retailers relative to the index also hampered returns. The group had moved higher early in 2001 following a pair of interest-rate cuts levied by the Federal Reserve Board, anticipating a strong consumer recovery that never transpired. As selective names retraced their gains, we added them to the fund. Underweighting banks also proved unsuccessful during the period. Concerns about a slowing economy and declining credit quality were strong enough to keep me underexposed to banks for much of the period, which hurt as they rallied in response to declining interest rates. However, we made up for our deficiency in banks with some strong picks elsewhere in the sector among higher-growth, non-credit financial firms, such as insurer MetLife and home loan financer Fannie Mae.

Q. Where were the bright spots?

A. I increased the fund's exposure to neglected segments of the market that housed companies with real earnings power, many of which were trading at exceptionally low valuations. Consumer product stocks, such as Philip Morris, performed quite well, as did various defense and economically sensitive cyclical holdings. Furthermore, we managed to offset some of our biotech losses by focusing on hot spots elsewhere in the health sector, most notably some of the drug stocks and the hospital sector. Solid fundamentals drove the drug makers, namely Merck and Bristol-Myers Squibb, while both excellent earnings outlooks and an improved regulatory environment for companies in the hospital management sector helped our holdings in Tenet and HCA Healthcare.

Q. What's your outlook?

A. I don't think the market has any particular direction right now. That said, there are still inexpensive stocks out there from which one can earn a reasonable return. It's become much more of a stock picker's market given the uncertainty surrounding sector leadership today. Since I'm not willing to bet one way or the other against technology - considering how fast share prices move in each direction - I intend to maintain more of a neutral weighting and to add performance through individual security selection both inside and outside of the sector.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 1.

Fund Facts

Goal: seeks capital growth

Start date: July 10, 1970

Size: as of March 31, 2001, more than $4.3 billion

Manager: Karen Firestone, since 2000; manager, Fidelity Advisor Large Cap Stock Fund, since 1998; Fidelity Large Cap Stock Fund, since 1998; several Fidelity Select Portfolios, 1986-1997; joined Fidelity in 1983

3

Karen Firestone on growth investing amid bear-market turbulence:

"For a growth manager, I am relatively cautious at the moment. The market continues to be very unforgiving. Unless companies produce expected earnings, shortfalls generally result in sharp declines in stock price.

"Currently, I have significant positions in some defensive industries - most notably consumer nondurables, non-credit-sensitive financials and health care, where earnings visibility historically has been fairly clear - anticipating that the market will endorse solid near-term fundamentals. However, I believe there is inherent value in some technology names where low valuations assume the worst. It is my belief that, as a growth fund manager, I need to have at least some exposure to the more volatile areas of the market, investing in good companies at bargain prices, stepping up to the plate and swinging even if it's easier to pass on the pitch.

"No one can predict when these stocks are going to snap back. But it would be a cardinal sin for me to underperform my benchmark because I'm too defensive. Investors put money into my fund because I represent growth investing. My challenge is to find that balance between ample downside protection - by being positioned fairly conservatively when the NASDAQ falters - and adequate upside potential from exposure to the juicier names when the market runs back up again. I don't want to be too early with tech names whose fundamentals continue to deteriorate, nor do I want to be too aggressive there until I feel I can justify stock prices given the worst-case scenario on fundamentals. I never want to pay too much for stocks, but I'm more apt to pay a little more if I feel that the growth is coming with it."

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Fund Talk: The Manager's Overview

Market Recap

A slowing economy, weak corporate earnings results and reduced growth outlooks in many industries characterized an unpleasant stock market experience for many investors during the six-month period ending March 31, 2001. Signs of overcapacity in several areas of technology - such as semiconductors, networking and optical equipment - contributed to the sector's decline. Additionally, a slowdown in corporate information technology spending had a negative effect that rippled across many areas in the sector, reducing earnings and sharply downgrading growth forecasts. The impact of the economic deceleration spread to other sectors as the period progressed, including telecommunication services, retail, automotive, industrials and financials, and gave way to a flurry of corporate measures to reduce costs, such as layoffs. The U.S. stock market responded negatively to this weak economic environment. Specifically, the tech-
heavy NASDAQ Composite® Index fell 49.84% and the Standard & Poor's 500SM Index, a benchmark of 500 larger companies, declined 18.75% during the period. Meanwhile, the Russell 2000® Index, a benchmark of smaller companies, returned -12.96% and the blue-chips' benchmark, the Dow Jones Industrial Average SM, returned -6.51%. Throughout the period, investors in value stocks, or those that are attractively valued for various reasons such as an abnormally low price-to-earnings ratio, weathered the market's downturn far better than growth stocks, or those with growth rates that tend to outperform the broader market. For example, the Russell 3000® Value Index fell 1.73%, while the Russell 3000® Growth Index dropped 37.41%. To ignite the economy, the Federal Reserve Board made an uncharacteristic move on January 3, 2001, by cutting key interest rates one-half percentage point, or 50 basis points, in between regularly scheduled policy meetings. It marked the first time the Fed resorted to such an unusual action since October 1998, during the height of the global financial crisis. Citing substantial erosion in business and consumer confidence, the Fed reduced rates by the same amount at its regularly scheduled meeting later in the month, and by another 50 basis points again at its March policy meeting. The Fed's aggressive action brought the federal funds rate - the rate banks charge each other for overnight loans - down to 5.0%, and the discount rate - the rate the Fed charges for direct loans to financially troubled member banks - to 4.50%. However, the rate cuts had little positive effect on the economy by the end of the period, and little positive effect on the equity market, which continued to pour out weaker-than-expected corporate earnings results.

(Portfolio Manager photograph)
An interview
with Adam Hetnarski,
Portfolio Manager
of Destiny II

Q. How did the fund perform, Adam?

A. The fund underperformed its benchmark index, but performed better than its peers in a weak market environment. For the six-month period ending March 31, 2001, the fund's Class O shares returned -22.51%, while the Standard & Poor's 500 Index and the Lipper growth funds average returned -18.75% and -24.95%, respectively. For the 12-month period ending March 31, 2001, the fund's Class O shares returned -25.64%, trailing the S&P 500 index, which returned -21.68%, but outdistancing the growth funds average of -26.22%.

Q. Why did the fund trail its benchmark, but outperform its peers during the past six months?

A. Going into the period, I had expected a recovery in the already depressed information technology sector that never materialized. The fund was positioned aggressively to benefit from a year-end rally in the sector, emphasizing storage and network infrastructure companies. However, the economy rapidly decelerated and fundamentals in technology stocks deteriorated much faster than I had anticipated. As a result, the fund's overexposure to the sector relative to the benchmark hurt relative performance. On the positive side, the fund's losses were cushioned by overweighting strong-performing materials stocks and remaining underweighted in the weak telecommunication services sector. Compared to the Lipper average, stock picking was slightly better.

Q. What new strategies did you implement given the rough equity market?

A. The economy clearly decelerated faster than expected. As such, I repositioned the fund more defensively. Specifically, I added a number of aluminum and steel companies - such as Alcoa, Alcan and Nucor - in the materials sector. In my opinion, these stocks were trading at extremely low valuations. Although they don't typically act as early cyclical stocks - or those that are among the first to rebound in an eventual market recovery - I'm willing to be patient with them because their upside potential could be considerable. At the same time, I reduced our technology weighting, bringing it more in line with the index.

Semiannual Report

Fidelity Destiny Portfolios: Destiny ____

Fund Talk: The Manager's Overview - continued

Q. What specific stocks worked well for the fund?

A. Philip Morris' strong balance sheet proved beneficial in a market that scrutinized earnings. In addition to its strong cash flows and earnings growth, the company benefited from the election of George W. Bush, as investors expected a less onerous litigation environment for the tobacco industry. Finally, investors liked Philip Morris' plans to spin off its food business, believing that such a move would make the value of the remaining business lines more recognizable. Elsewhere, government-sponsored enterprises (GSEs) Fannie Mae and Freddie Mac benefited from their strong earnings growth relative to other areas of the market. These stocks also got a boost when a legislative initiative to eliminate the competitive advantages the two companies enjoy as GSEs stalled in Congress.

Q. What stocks detracted from performance?

A. The worst performers were predominately technology stocks. The decelerating economy caused a rapid reduction in the earnings growth rates of technology companies across the board. Blue-chip stocks such as Cisco Systems, Sun Microsystems and EMC were among the fund's top detractors. Additionally, a reduction in corporate information technology spending hurt shares of Ariba, i2 Technologies, Juniper Networks and Veritas Software. I sold off our positions in both Ariba and Juniper during the period. Exposure to the biotechnology sector also hurt performance, as the market reacted unfavorably to stocks with high growth potential but less-attractive short-term profitability. In particular, Immunex was hurt by its inability to meet demand for its lead rheumatoid drug, Enbrel.

Q. What's your outlook, Adam?

A. I'm concerned right now about a number of factors affecting the market. The U.S. economy has slowed considerably. Both the number of personal bankruptcies and the unemployment rate are rising and I expect both to continue to do so for some time. At the same time, the average consumer has continued to spend, and we've seen personal credit-card debt rise to peak levels. More households own equities than ever before. Margin debt as a percentage of total personal assets is at record levels. Additionally, much of the European economy is tied to that of the U.S., so there's the potential that Europe could fall into recession. Therefore, I think the fund's current defensive positioning reflects my overall concern for the economy and the equity market. On a positive note, however, I think this more difficult market environment will benefit those investment complexes - such as Fidelity - that rely on in-depth research to select stocks. As always, I will continue to blend a strong emphasis on growth stocks with selected positions in undervalued shares.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page 1.

Fund Facts

Goal: seeks capital growth

Start date: December 30, 1985

Size: as of March 31, 2001, more than $4.8 billion

Manager: Adam Hetnarski, since 2000; manager, Contrafund II, since 2000; Fidelity Export and Multinational Fund, 1998-2000; Fidelity Select Technology Portfolio, 1996-1998; analyst, networking and electronics industries, 1994-1996; joined Fidelity in 1991

3

Adam Hetnarski on searching for undervalued stocks:

"Although the main emphasis of the fund is on solid, long-term growth stocks, I use a certain percentage of the fund's assets to invest in undervalued situations. No matter what the market environment, there are certain sectors or groups within sectors that are ignored by most investors and therefore represent genuine value. For example, in 1999 virtually no one wanted to own HMOs and other health services companies. Then Congress moved to improve Medicare reimbursements and suddenly the outlook for health services companies was a lot brighter.

"The tobacco industry provides another example. As smoking-related litigation gathered momentum at the state and federal levels, investors deserted tobacco stocks in droves. However, it became apparent that tobacco companies were not going to fold up their tents and go out of business. The situation eventually passed what might be called the ´peak point of worry,' and tobacco stocks rebounded. There is no easy recipe for finding these turnaround stories, but Fidelity's in-depth research capabilities provide a decided advantage in getting positioned ahead of the crowd."

Semiannual Report

Investment Changes

Top Ten Equity Holdings - Destiny I

as of March 31, 2001	as of September 30, 2000
Microsoft Corp.	General Electric Co.
General Electric Co.	Cisco Systems, Inc.
Exxon Mobil Corp.	Intel Corp.
Merck & Co., Inc.	Pfizer, Inc.
Fannie Mae	Microsoft Corp.
Pfizer, Inc.	Fannie Mae
Philip Morris Companies, Inc.	EMC Corp.
AOL Time Warner, Inc.	Merck & Co., Inc.
American International Group, Inc.	Wal-Mart Stores, Inc.
Bristol-Myers Squibb Co.	Sun Microsystems, Inc.

Top Ten Equity Holdings - Destiny II

as of March 31, 2001	as of September 30, 2000
General Electric Co.	General Electric Co.
Microsoft Corp.	Cisco Systems, Inc.
Bristol-Myers Squibb Co.	Fannie Mae
American International Group, Inc.	Microsoft Corp.
Fannie Mae	EMC Corp.
Philip Morris Companies, Inc.	Exxon Mobil Corp.
Exxon Mobil Corp.	Bristol-Myers Squibb Co.
Freddie Mac	Freddie Mac
Dell Computer Corp.	Viacom, Inc. Class B (non-vtg.)
Cardinal Health, Inc.	Dell Computer Corp.

Top Five Market Sectors - Destiny I

as of March 31, 2001	% of fund's net assets	as of September 30, 2000	% of fund's net assets
Information Technology	18.5%	Information Technology	32.1%
Health Care	18.2%	Health Care	16.7%
Financials	15.8%	Consumer Discretionary	16.1%
Consumer Discretionary	12.2%	Financials	10.8%
Consumer Staples	10.0%	Industrials	9.6%

Top Five Market Sectors - Destiny II

as of March 31, 2001	% of fund's net assets	as of September 30, 2000	% of fund's net assets
Information Technology	20.3%	Information Technology	34.4%
Financials	18.8%	Financials	14.2%
Health Care	15.9%	Health Care	12.3%
Materials	10.7%	Consumer Discretionary	10.1%
Industrials	7.6%	Industrials	7.7%

Effective with this report, industry classifications follow the MSCI/S&P Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Investments March 31, 2001 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.2%
Automobiles - 0.8%
Ford Motor Co.	929,200	$ 26,129,104
General Motors Corp.	192,600	9,986,310
		36,115,414
Hotels Restaurants & Leisure - 0.7%
McDonald's Corp.	1,091,700	28,984,635
Wendy's International, Inc.	30,800	687,456
		29,672,091
Household Durables - 1.1%
Kudelski SA (a)	8,850	6,602,050
Sony Corp. sponsored ADR	344,700	24,904,575
Tupperware Corp.	648,250	15,467,245
		46,973,870
Media - 6.6%
AOL Time Warner, Inc. (a)	2,489,600	99,957,440
Charter Communications, Inc. Class A (a)	775,100	17,536,638
Comcast Corp. Class A (special) (a)	778,900	32,665,119
EchoStar Communications Corp. Class A (a)	457,090	12,655,679
Grupo Televisa SA de CV sponsored GDR (a)	359,100	11,997,531
Pegasus Communications Corp. (a)	422,050	9,707,150
RTL Group	224,065	12,587,792
TMP Worldwide, Inc. (a)	220,400	8,278,775
Viacom, Inc. Class B (non-vtg.) (a)	590,165	25,949,555
Vivendi Universal SA sponsored ADR	255,980	15,525,187
Walt Disney Co.	1,349,890	38,606,854
		285,467,720
Multiline Retail - 1.8%
BJ's Wholesale Club, Inc. (a)	285,900	13,680,315
Wal-Mart Stores, Inc.	1,238,600	62,549,300
		76,229,615
Specialty Retail - 0.5%
Best Buy Co., Inc. (a)	247,450	8,898,302
Gap, Inc.	582,400	13,814,528
		22,712,830
Textiles & Apparel - 0.7%
The Swatch Group AG (Reg.)	69,700	15,050,365
Timberland Co. Class A (a)	173,180	8,797,544
Tommy Hilfiger Corp. (a)	653,800	8,401,330
		32,249,239
TOTAL CONSUMER DISCRETIONARY		529,420,779
CONSUMER STAPLES - 10.0%
Beverages - 3.8%
Anheuser-Busch Companies, Inc.	847,700	38,934,861
Heineken NV	533,326	27,761,506

	Shares	Value (Note 1)
PepsiCo, Inc.	713,500	$ 31,358,325
The Coca-Cola Co.	1,420,600	64,154,296
		162,208,988
Food & Drug Retailing - 0.8%
CVS Corp.	236,000	13,803,640
Walgreen Co.	299,930	12,237,144
Whole Foods Market, Inc. (a)	255,000	10,741,875
		36,782,659
Household Products - 1.2%
Procter & Gamble Co.	817,800	51,194,280
Personal Products - 1.8%
Alberto-Culver Co. Class B	553,410	21,948,241
Estee Lauder Companies, Inc. Class A	241,800	8,806,356
Gillette Co.	1,508,900	47,032,413
		77,787,010
Tobacco - 2.4%
Philip Morris Companies, Inc.	2,154,970	102,253,327
TOTAL CONSUMER STAPLES		430,226,264
ENERGY - 8.8%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	246,800	8,961,308
Global Marine, Inc. (a)	679,400	17,392,640
Halliburton Co.	744,100	27,345,675
Schlumberger Ltd. (NY Shares)	793,600	45,719,296
		99,418,919
Oil & Gas - 6.5%
Amerada Hess Corp.	239,100	18,678,492
Chevron Corp.	479,600	42,108,880
Conoco, Inc. Class B	1,121,500	31,682,375
Devon Energy Corp.	298,700	17,384,340
Exxon Mobil Corp.	1,681,700	136,217,700
Phillips Petroleum Co.	675,870	37,206,644
		283,278,431
TOTAL ENERGY		382,697,350
FINANCIALS - 15.8%
Banks - 4.1%
Astoria Financial Corp.	201,300	10,756,969
Bank of America Corp.	708,700	38,801,325
FleetBoston Financial Corp.	856,869	32,346,805
Golden State Bancorp, Inc.	387,700	10,809,076
Mellon Financial Corp.	579,600	23,485,392
Oversea-Chinese Banking Corp. Ltd.	679,000	4,400,055
PNC Financial Services Group, Inc.	99,600	6,747,900
Washington Mutual, Inc.	365,800	20,027,550
Wells Fargo & Co.	613,600	30,354,792
		177,729,864
Diversified Financials - 7.5%
American Express Co.	1,136,400	46,933,320
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Charles Schwab Corp.	508,500	$ 7,841,070
Citigroup, Inc.	1,861,866	83,746,733
Credit Saison Co. Ltd.	327,800	6,882,735
Fannie Mae	1,364,200	108,590,320
Freddie Mac	752,500	48,784,575
J.P. Morgan Chase & Co.	341,100	15,315,390
Nikko Securities Co. Ltd.	986,000	6,874,891
		324,969,034
Insurance - 3.4%
AFLAC, Inc.	468,200	12,894,228
American International Group, Inc.	1,103,364	88,820,802
MetLife, Inc.	1,051,300	31,591,565
The Chubb Corp.	194,700	14,104,068
		147,410,663
Real Estate - 0.8%
Equity Residential Properties Trust (SBI)	661,500	34,417,845
TOTAL FINANCIALS		684,527,406
HEALTH CARE - 18.2%
Biotechnology - 2.8%
Affymetrix, Inc. (a)	13,200	367,125
Alkermes, Inc. (a)	273,500	5,999,906
Amgen, Inc. (a)	281,800	16,960,838
Applera Corp. - Celera Genomics Group (a)	183,200	5,651,720
Cell Therapeutics, Inc. (a)	297,300	5,332,819
COR Therapeutics, Inc. (a)	266,500	5,996,250
CV Therapeutics, Inc. (a)	186,400	6,151,200
Genentech, Inc. (a)	161,200	8,140,600
Geneva Proteomics (c)	262,000	1,441,000
Human Genome Sciences, Inc. (a)	419,900	19,315,400
ImClone Systems, Inc. (a)	194,500	6,454,969
Millennium Pharmaceuticals, Inc. (a)	486,000	14,803,560
Protein Design Labs, Inc. (a)	227,400	10,119,300
QLT, Inc. (a)	218,600	4,424,427
Vertex Pharmaceuticals, Inc. (a)	104,400	3,823,650
XOMA Ltd. (a)	601,100	4,329,798
		119,312,562
Health Care Equipment & Supplies - 1.5%
Caliper Technologies Corp. (a)	113,500	1,830,188
Luxottica Group Spa sponsored ADR	662,000	10,042,540
Medtronic, Inc.	791,500	36,203,210
Novoste Corp. (a)	525,700	9,232,606
Stryker Corp.	173,800	9,081,050
		66,389,594
Health Care Providers & Services - 3.6%
Andrx Group (a)	228,500	11,196,500
HCA - The Healthcare Co.	1,720,900	69,300,643

	Shares	Value (Note 1)
Health Management Associates, Inc. Class A (a)	769,300	$ 11,962,615
Tenet Healthcare Corp.	1,465,170	64,467,480
		156,927,238
Pharmaceuticals - 10.3%
Allergan, Inc.	161,600	11,982,640
ARIAD Pharmaceuticals, Inc. (a)	109,100	600,050
Bristol-Myers Squibb Co.	1,492,060	88,628,364
Cambridge Antibody Technology Group PLC	261,300	7,583,945
Elan Corp. PLC sponsored ADR (a)	479,800	25,069,550
Immunex Corp. (a)	386,532	5,532,239
Johnson & Johnson	244,000	21,342,680
Merck & Co., Inc.	1,717,510	130,359,009
Mylan Laboratories, Inc.	264,200	6,829,570
Pfizer, Inc.	2,633,125	107,826,469
Shire Pharmaceuticals Group PLC sponsored ADR (a)	293,800	12,853,750
Watson Pharmaceuticals, Inc. (a)	470,200	24,732,520
		443,340,786
TOTAL HEALTH CARE		785,970,180
INDUSTRIALS - 8.5%
Aerospace & Defense - 0.9%
Boeing Co.	481,300	26,813,223
Raytheon Co. Class A	356,200	10,401,040
		37,214,263
Airlines - 0.4%
AMR Corp.	522,700	18,357,224
Commercial Services & Supplies - 0.6%
Automatic Data Processing, Inc.	408,300	22,203,354
Edison Schools, Inc. (a)	244,800	4,957,200
		27,160,554
Electrical Equipment - 0.4%
Emerson Electric Co.	295,800	18,339,600
Industrial Conglomerates - 3.7%
General Electric Co.	3,813,700	159,641,482
Machinery - 1.3%
Deere & Co.	662,200	24,064,348
Illinois Tool Works, Inc.	318,100	18,080,804
Ingersoll-Rand Co.	309,200	12,278,332
		54,423,484
Road & Rail - 1.2%
Canadian National Railway Co.	532,600	20,086,127
Union Pacific Corp.	541,200	30,442,500
		50,528,627
TOTAL INDUSTRIALS		365,665,234
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 2.0%
Cisco Systems, Inc. (a)	2,504,600	$ 39,603,988
Corning, Inc.	582,900	12,060,201
QUALCOMM, Inc. (a)	410,100	23,221,913
UTStarcom, Inc.	577,700	9,604,263
		84,490,365
Computers & Peripherals - 5.4%
Apple Computer, Inc. (a)	717,100	15,826,397
Dell Computer Corp. (a)	1,407,200	36,147,450
EMC Corp. (a)	1,350,700	39,710,580
Gateway, Inc. (a)	476,900	8,016,689
Hewlett-Packard Co.	489,800	15,316,046
International Business Machines Corp.	718,000	69,057,240
Network Appliance, Inc. (a)	152,800	2,568,950
Sun Microsystems, Inc. (a)	3,029,400	46,561,878
		233,205,230
Electronic Equipment & Instruments - 0.5%
Anritsu Corp.	370,000	6,156,406
Kyocera Corp.	66,700	6,169,750
SCI Systems, Inc. (a)	530,200	9,649,640
		21,975,796
Office Electronics - 0.2%
Symbol Technologies, Inc.	268,100	9,356,690
Semiconductor Equipment & Products - 5.1%
Applied Materials, Inc. (a)	280,100	12,184,350
Applied Micro Circuits Corp. (a)	194,400	3,207,600
Chartered Semiconductor Manufacturing Ltd. ADR (a)	252,200	6,064,622
Flextronics International Ltd. (a)	671,200	10,068,000
Integrated Device Technology, Inc. (a)	328,800	9,735,768
Intel Corp.	3,265,500	85,923,469
International Rectifier Corp. (a)	407,600	16,507,800
LAM Research Corp. (a)	629,500	14,950,625
LTX Corp. (a)	751,800	14,049,263
Micron Technology, Inc. (a)	529,840	22,004,255
Texas Instruments, Inc.	893,400	27,677,532
		222,373,284
Software - 5.3%
Adobe Systems, Inc.	380,600	13,309,582
Cadence Design Systems, Inc. (a)	374,000	6,915,260
Microsoft Corp. (a)	3,055,100	167,075,775
Oracle Corp. (a)	1,931,200	28,929,376
Siebel Systems, Inc. (a)	387,800	10,548,160
		226,778,153
TOTAL INFORMATION TECHNOLOGY		798,179,518
MATERIALS - 0.6%
Chemicals - 0.4%
PPG Industries, Inc.	344,800	15,891,832

	Shares	Value (Note 1)
Metals & Mining - 0.2%
Alcoa, Inc.	307,400	$ 11,051,030
TOTAL MATERIALS		26,942,862
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T Corp.	670,300	14,277,390
SBC Communications, Inc.	917,000	40,925,710
		55,203,100
Wireless Telecommunication Services - 0.3%
AT&T Corp. - Wireless Group	401,000	7,691,180
Vodafone Group PLC	1,668,113	4,528,918
		12,220,098
TOTAL TELECOMMUNICATION SERVICES		67,423,198
UTILITIES - 2.3%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	243,420	11,440,740
Entergy Corp.	17,100	649,800
Southern Co.	1,057,800	37,118,202
		49,208,742
Gas Utilities - 0.5%
NiSource, Inc.	693,300	21,575,496
Multi-Utilities - 0.7%
Enron Corp.	476,900	27,707,890
TOTAL UTILITIES		98,492,128
TOTAL COMMON STOCKS (Cost $4,375,774,800)		4,169,544,919
Cash Equivalents - 6.0%

Fidelity Cash Central Fund, 5.22% (b) (Cost $258,646,070)	258,646,070	258,646,070
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $4,634,420,870)		4,428,190,989
NET OTHER ASSETS - (2.5)%		(107,616,450)
NET ASSETS - 100%		$ 4,320,574,539
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneva Proteomics	7/7/00	$ 1,441,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,340,753,635 and $3,692,677,894, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,441,000 or 0% of net assets.

Income Tax Information

At March 31, 2001, the aggregate cost of investment securities for income tax purposes was $4,722,482,471. Net unrealized depreciation aggregated $294,291,482, of which $651,167,131 related to appreciated investment securities and $945,458,613 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $107,723,789) (cost $4,634,420,870) - See accompanying schedule		$ 4,428,190,989
Receivable for investments sold		47,132,593
Receivable for fund shares sold		468,803
Dividends receivable		4,542,176
Interest receivable		1,093,554
Other receivables		23,304
Total assets		4,481,451,419
Liabilities
Payable for investments purchased	$ 46,100,038
Payable for fund shares redeemed	2,479,268
Accrued management fee	1,663,137
Distribution fees payable	939
Other payables and accrued expenses	34,598
Collateral on securities loaned, at value	110,598,900
Total liabilities		160,876,880
Net Assets		$ 4,320,574,539
Net Assets consist of:
Paid in capital		$ 5,000,876,543
Undistributed net investment income		7,036,444
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(481,143,563)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(206,194,885)
Net Assets		$ 4,320,574,539
Class O: Net Asset Value, offering price and redemption price per share ($4,315,992,981 ÷ 323,302,598 shares)		$13.35
Class N: Net Asset Value, offering price and redemption price per share ($4,581,558 ÷ 346,441 shares)		$13.22

Statement of Operations

	Six months ended March 31, 2001 (Unaudited)
Investment Income Dividends		$ 21,438,600
Interest		3,728,356
Security lending		511,577
Total income		25,678,533
Expenses
Management fee Basic fee	$ 11,681,553
Performance adjustment	(3,382,426)
Transfer agent fees	170,398
Distribution fees	4,872
Accounting and security lending fees	356,112
Custodian fees and expenses	94,194
Registration fees	14,885
Audit	27,490
Legal	10,740
Interest	10,165
Miscellaneous	6,676
Total expenses before reductions	8,994,659
Expense reductions	(996,331)	7,998,328
Net investment income		17,680,205
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(451,365,423)
Foreign currency transactions	94,114	(451,271,309)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,012,628,000)
Assets and liabilities in foreign currencies	74,590	(1,012,553,410)
Net gain (loss)		(1,463,824,719)
Net increase (decrease) in net assets resulting from operations		$ (1,446,144,514)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2001 (Unaudited)	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 17,680,205	$ 56,734,083
Net realized gain (loss)	(451,271,309)	1,114,346,536
Change in net unrealized appreciation (depreciation)	(1,012,553,410)	(1,365,960,461)
Net increase (decrease) in net assets resulting from operations	(1,446,144,514)	(194,879,842)
Distributions to shareholders From net investment income	(35,511,970)	(114,858,565)
From net realized gain	(1,034,192,675)	(897,912,414)
Total distributions	(1,069,704,645)	(1,012,770,979)
Share transactions - net increase (decrease)	712,069,469	354,594,496
Total increase (decrease) in net assets	(1,803,779,690)	(853,056,325)
Net Assets
Beginning of period	6,124,354,229	6,977,410,554
End of period (including undistributed net investment income of $7,036,444 and $26,831,597, respectively)	$ 4,320,574,539	$ 6,124,354,229

Financial Highlights - Class O

	Six months ended March 31, 2001	Years ended September 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 22.09	$ 26.54	$ 24.58	$ 25.08	$ 20.41	$ 18.78
Income from Investment Operations
Net investment income	.06 D	.20 D	.42 D	.44 D	.49 D	.45
Net realized and unrealized gain (loss)	(4.89)	(.77)	4.13	1.56	6.36	2.42
Total from investment operations	(4.83)	(.57)	4.55	2.00	6.85	2.87
Less Distributions
From net investment income	(.13)	(.44)	(.42)	(.47)	(.45)	(.43)
From net realized gain	(3.78)	(3.44)	(2.17)	(2.03)	(1.73)	(.81)
Total distributions	(3.91)	(3.88)	(2.59)	(2.50)	(2.18)	(1.24)
Net asset value, end of period	$ 13.35	$ 22.09	$ 26.54	$ 24.58	$ 25.08	$ 20.41
Total Return B, C	(24.42)%	(3.23)%	18.99%	8.72%	36.29%	16.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,315,993	$ 6,121,273	$ 6,977,155	$ 6,206,058	$ 5,960,742	$ 4,565,482
Ratio of expenses to average net assets	.34% A	.27%	.32%	.33%	.39%	.65%
Ratio of expenses to average net assets after expense reductions	.31% A, E	.25% E	.31% E	.33%	.38% E	.65%
Ratio of net investment income to average net assets	.68% A	.85%	1.55%	1.71%	2.20%	2.40%
Portfolio turnover	131% A	145%	36%	27%	32%	42%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Financial Highlights - Class N

	Six months ended March 31, 2001	Years ended September 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 21.90	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss) D	(.02)	(.01)	.08
Net realized and unrealized gain (loss)	(4.84)	(.74)	(1.39)
Total from investment operations	(4.86)	(.75)	(1.31)
Less Distributions
From net investment income	(.04)	(.36)	-
From net realized gain	(3.78)	(3.44)	-
Total distributions	(3.82)	(3.80)	-
Net asset value, end of period	$ 13.22	$ 21.90	$ 26.45
Total Return B, C	(24.74)%	(3.98)%	(4.72)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,582	$ 3,081	$ 256
Ratio of expenses to average net assets	1.23% A	1.14%	1.18% A
Ratio of expenses to average net assets after expense reductions	1.19% A, F	1.12% F	1.17% A, F
Ratio of net investment income (loss) to average net assets	(.21)% A	(.02)%	.68% A
Portfolio turnover	131% A	145%	36%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Investments March 31, 2001

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.4%
Automobiles - 0.9%
Ford Motor Co.	1,525,000	$ 42,883,000
Household Durables - 0.6%
Sony Corp.	370,000	26,732,499
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	600,000	6,138,000
Media - 3.2%
Clear Channel Communications, Inc. (a)	1,075,000	58,533,750
Omnicom Group, Inc.	200,000	16,576,000
Viacom, Inc. Class B (non-vtg.) (a)	1,825,230	80,255,363
		155,365,113
Multiline Retail - 2.1%
BJ's Wholesale Club, Inc. (a)	1,075,000	51,438,750
Wal-Mart Stores, Inc.	1,050,000	53,025,000
		104,463,750
Specialty Retail - 0.4%
Home Depot, Inc.	400,000	17,240,000
PETsMART, Inc. (a)	500,000	2,000,000
		19,240,000
Textiles & Apparel - 0.1%
Skechers U.S.A., Inc. Class A (a)	268,500	6,444,000
TOTAL CONSUMER DISCRETIONARY		361,266,362
CONSUMER STAPLES - 6.2%
Beverages - 0.8%
The Coca-Cola Co.	914,500	41,298,820
Food Products - 1.3%
Quaker Oats Co.	525,000	50,951,250
Smithfield Foods, Inc. (a)	350,000	11,375,000
		62,326,250
Tobacco - 4.1%
Philip Morris Companies, Inc.	3,000,000	142,350,000
UST, Inc.	1,850,000	55,592,500
		197,942,500
TOTAL CONSUMER STAPLES		301,567,570
ENERGY - 2.9%
Oil & Gas - 2.9%
BP Amoco PLC sponsored ADR	307,812	15,273,631
Exxon Mobil Corp.	1,549,766	125,531,046
		140,804,677
FINANCIALS - 18.5%
Banks - 2.4%
FleetBoston Financial Corp.	1,375,000	51,906,250

	Shares	Value (Note 1)
Mellon Financial Corp.	650,000	$ 26,338,000
PNC Financial Services Group, Inc.	600,000	40,650,000
		118,894,250
Diversified Financials - 11.5%
American Express Co.	500,000	20,650,000
Citigroup, Inc.	1,699,933	76,462,986
Daiwa Securities Group, Inc.	5,250,000	49,376,037
Fannie Mae	1,950,000	155,220,000
Freddie Mac	1,925,000	124,797,750
J.P. Morgan Chase & Co.	1,025,000	46,022,500
Merrill Lynch & Co., Inc.	391,000	21,661,400
Nikko Securities Co. Ltd.	5,450,000	38,000,156
Nomura Securities Co. Ltd.	1,475,000	26,295,459
		558,486,288
Insurance - 4.6%
American International Group, Inc.	2,252,881	181,356,921
Fidelity National Financial, Inc.	750,000	20,077,500
First American Corp.	875,000	22,750,000
		224,184,421
TOTAL FINANCIALS		901,564,959
HEALTH CARE - 15.9%
Biotechnology - 4.3%
Affymetrix, Inc. (a)	23,000	639,688
Amgen, Inc. (a)	835,000	50,256,563
COR Therapeutics, Inc. (a)	710,900	15,995,250
Genentech, Inc. (a)	550,000	27,775,000
Geneva Proteomics (f)	255,000	1,402,500
Human Genome Sciences, Inc. (a)	1,025,000	47,150,000
ImClone Systems, Inc. (a)	116,800	3,876,300
Millennium Pharmaceuticals, Inc. (a)	1,275,000	38,836,500
Protein Design Labs, Inc. (a)	93,000	4,138,500
Vertex Pharmaceuticals, Inc. (a)	545,800	19,989,925
		210,060,226
Health Care Equipment & Supplies - 2.5%
Align Technology, Inc.	359,400	2,605,650
Biomet, Inc.	1,249,925	49,235,327
Guidant Corp. (a)	1,505,000	67,709,950
		119,550,927
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	844,954	81,749,300
Pharmaceuticals - 7.4%
Bristol-Myers Squibb Co.	3,390,872	201,417,797
Eli Lilly & Co.	975,000	74,743,500
Immunex Corp. (a)	1,000,000	14,312,500
Merck & Co., Inc.	500,000	37,950,000
Pfizer, Inc.	550,000	22,522,500
Schering-Plough Corp.	300,000	10,959,000
		361,905,297
TOTAL HEALTH CARE		773,265,750
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 7.6%
Aerospace & Defense - 0.5%
Newport News Shipbuilding, Inc.	475,000	$ 23,227,500
Commercial Services & Supplies - 0.8%
Avery Dennison Corp.	775,000	40,315,500
Industrial Conglomerates - 5.5%
General Electric Co.	6,317,000	264,429,617
Machinery - 0.8%
Caterpillar, Inc.	625,000	27,737,500
Manitowoc Co., Inc.	472,400	11,715,520
		39,453,020
TOTAL INDUSTRIALS		367,425,637
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc. (a)	1,675,000	34,990,750
CIENA Corp. (a)	552,100	23,050,175
Cisco Systems, Inc. (a)	2,300,000	36,368,750
Redback Networks, Inc. (a)	220,800	2,888,064
		97,297,739
Computers & Peripherals - 5.5%
Dell Computer Corp. (a)	4,300,000	110,456,250
EMC Corp. (a)	75,000	2,205,000
Hutchinson Technology, Inc. (a)(d)	1,516,800	22,657,200
Lexmark International, Inc. Class A (a)	1,240,200	56,453,904
Maxtor Corp. (a)	3,250,000	22,750,000
Sun Microsystems, Inc. (a)	1,550,000	23,823,500
Western Digital Corp. (a)	5,750,000	27,370,000
		265,715,854
Electronic Equipment & Instruments - 1.5%
Arrow Electronics, Inc. (a)	600,000	13,560,000
Ingram Micro, Inc. Class A (a)(d)	4,475,000	60,412,500
		73,972,500
Internet Software & Services - 1.9%
Interwoven, Inc. (a)	373,600	3,759,350
VeriSign, Inc. (a)	1,400,000	49,612,500
Vignette Corp. (a)	2,512,300	16,172,931
Yahoo!, Inc. (a)	1,275,000	20,081,250
		89,626,031
Semiconductor Equipment & Products - 0.1%
LAM Research Corp. (a)	50,000	1,187,500
Micron Technology, Inc. (a)	125,000	5,191,250
		6,378,750
Software - 9.1%
Cadence Design Systems, Inc. (a)	1,600,000	29,584,000

	Shares	Value (Note 1)
Computer Associates International, Inc.	2,079,400	$ 56,559,680
Electronic Arts, Inc. (a)	500,000	27,125,000
Great Plains Software, Inc. (a)	275,000	16,860,938
i2 Technologies, Inc. (a)	150,000	2,175,000
Microsoft Corp. (a)	4,525,000	247,460,938
NVIDIA Corp. (a)	425,000	27,591,797
Siebel Systems, Inc. (a)	200,000	5,440,000
VERITAS Software Corp. (a)	625,000	28,900,000
		441,697,353
TOTAL INFORMATION TECHNOLOGY		974,688,227
MATERIALS - 10.7%
Chemicals - 1.5%
Dow Chemical Co.	1,550,000	48,933,500
Lyondell Chemical Co.	1,495,000	21,483,150
		70,416,650
Construction Materials - 1.4%
Florida Rock Industries, Inc.	549,900	21,699,054
Martin Marietta Materials, Inc.	1,075,000	45,902,500
		67,601,554
Metals & Mining - 5.6%
Alcan, Inc.	1,500,000	53,819,555
Alcoa, Inc.	2,135,000	76,753,250
Allegheny Technologies, Inc.	1,225,000	21,327,250
Bethlehem Steel Corp. (a)(d)	7,400,000	17,908,000
Homestake Mining Co.	3,475,500	18,281,130
Nucor Corp.	1,325,000	53,092,750
Phelps Dodge Corp.	821,000	32,987,780
		274,169,715
Paper & Forest Products - 2.2%
Bowater, Inc.	1,112,800	52,746,720
International Paper Co.	1,475,000	53,218,000
		105,964,720
TOTAL MATERIALS		518,152,639
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
AT&T Corp.	2,675,000	56,977,500
BellSouth Corp.	1,600,000	65,472,000
SBC Communications, Inc.	1,100,000	49,093,000
TeraBeam Networks (a)(f)	19,200	72,000
		171,614,500
TOTAL COMMON STOCKS (Cost $4,266,379,815)		4,510,350,321
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (a)(f) (Cost $465,480)	27,000	$ 465,480
Corporate Bonds - 0.6%
Moody's Ratings (unaudited)		Principal Amount
CONVERTIBLE BONDS - 0.5%
FINANCIALS - 0.3%
Diversified Financials - 0.3%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18 (e)	Baa3	$ 19,620,000	15,577,103
INFORMATION TECHNOLOGY - 0.2%
Semiconductor Equipment & Products - 0.2%
Vitesse Semiconductor Corp. 4% 3/15/05	B2	9,940,000	7,355,600
Software - 0.0%
Cyras Systems, Inc. 4.5% 8/15/05 (e)	-	1,525,000	1,723,250
TOTAL INFORMATION TECHNOLOGY			9,078,850
TOTAL CONVERTIBLE BONDS			24,655,953
NONCONVERTIBLE BONDS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 0% 5/1/08 (c)	Caa1	5,000,000	2,800,000
TOTAL CORPORATE BONDS (Cost $23,352,000)			27,455,953
Cash Equivalents - 6.6%
	Shares
Fidelity Cash Central Fund, 5.22% (b) (Cost $320,934,750)	320,934,750	320,934,750
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,611,132,045)		4,859,206,504
NET OTHER ASSETS - 0.0%		1,672,402
NET ASSETS - 100%		$ 4,860,878,906
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Affiliated company

Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Bethlehem Steel Corp.	$ 1,755,523	$ -	$ -	$ 17,908,000
Hutchinson Technology, Inc.	4,120,659	-	-	22,657,200
Ingram Micro, Inc. Class A	7,938,234	-	-	60,412,500
TOTALS	$ 13,814,416	$ -	$ -	$ 100,977,700

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $17,300,353 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 465,480
Geneva Proteomics	7/7/00	$ 1,402,500
TeraBeam Networks	4/7/00	$ 72,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $4,351,307,948 and $4,382,775,359, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,939,980 or 0% of net assets.

Income Tax Information

At March 31, 2001, the aggregate cost of investment securities for income tax purposes was $4,656,331,565. Net unrealized appreciation aggregated $202,874,939, of which $704,642,639 related to appreciated investment securities and $501,767,700 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

	March 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $120,022,700) (cost $4,611,132,045) - See accompanying schedule		$ 4,859,206,504
Receivable for investments sold		173,162,333
Receivable for fund shares sold		616,009
Dividends receivable		5,465,560
Interest receivable		2,322,485
Other receivables		14,605
Total assets		5,040,787,496
Liabilities
Payable for investments purchased	$ 49,832,252
Payable for fund shares redeemed	1,956,834
Accrued management fee	2,391,650
Distribution fees payable	5,306
Other payables and accrued expenses	448,548
Collateral on securities loaned, at value	125,274,000
Total liabilities		179,908,590
Net Assets		$ 4,860,878,906
Net Assets consist of:
Paid in capital		$ 4,927,138,541
Undistributed net investment income		9,620,089
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(323,844,581)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		247,964,857
Net Assets		$ 4,860,878,906
Class O: Net Asset Value, offering price and redemption price per share ($4,835,044,638 ÷ 445,330,806 shares)		$10.86
Class N: Net Asset Value, offering price and redemption price per share ($25,834,268 ÷ 2,408,320 shares)		$10.73

Statement of Operations

	Six months ended March 31, 2001 (Unaudited)
Investment Income Dividends		$ 23,822,231
Interest		7,224,307
Security lending		547,269
Total income		31,593,807
Expenses
Management fee Basic fee	$ 16,135,622
Performance adjustment	(175,545)
Transfer agent fees	184,485
Distribution fees	28,625
Accounting and security lending fees	382,743
Custodian fees and expenses	91,901
Registration fees	19,885
Audit	22,600
Legal	11,166
Miscellaneous	13,081
Total expenses before reductions	16,714,563
Expense reductions	(956,377)	15,758,186
Net investment income		15,835,621
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(112,116,816)
Foreign currency transactions	(49,202)	(112,166,018)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,319,553,496)
Assets and liabilities in foreign currencies	(93,461)	(1,319,646,957)
Net gain (loss)		(1,431,812,975)
Net increase (decrease) in net assets resulting from operations		$ (1,415,977,354)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2001 (Unaudited)	Year ended September 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 15,835,621	$ 22,490,888
Net realized gain (loss)	(112,166,018)	532,374,207
Change in net unrealized appreciation (depreciation)	(1,319,646,957)	508,078,196
Net increase (decrease) in net assets resulting from operations	(1,415,977,354)	1,062,943,291
Distributions to shareholders From net investment income	(31,117,473)	(39,217,077)
From net realized gain	(490,364,963)	(509,476,717)
In excess of net realized gain	(211,678,563)	-
Total distributions	(733,160,999)	(548,693,794)
Share transactions - net increase (decrease)	747,849,129	520,091,432
Total increase (decrease) in net assets	(1,401,289,224)	1,034,340,929
Net Assets
Beginning of period	6,262,168,130	5,227,827,201
End of period (including undistributed net investment income of $9,620,089 and $25,557,974, respectively)	$ 4,860,878,906	$ 6,262,168,130

Financial Highlights - Class O

	Six months ended March 31, 2001	Years ended September 30,
	(Unaudited)	2000	1999	1998	1997	1996 F
Selected Per-Share Data
Net asset value, beginning of period	$ 16.13	$ 14.76	$ 14.07	$ 14.40	$ 11.61	$ 10.57
Income from Investment Operations
Net investment income	.04 D	.06 D	.12 D	.18 D	.27 D	.24
Net realized and unrealized gain (loss)	(3.43)	2.85	3.73	.71	3.52	1.34
Total from investment operations	(3.39)	2.91	3.85	.89	3.79	1.58
Less Distributions
From net investment income	(.08)	(.11)	(.12)	(.25)	(.25)	(.22)
From net realized gain	(1.26)	(1.43)	(3.04)	(.97)	(.75)	(.32)
In excess of net realized gain	(.54)	-	-	-	-	-
Total distributions	(1.88)	(1.54)	(3.16)	(1.22)	(1.00)	(.54)
Net asset value, end of period	$ 10.86	$ 16.13	$ 14.76	$ 14.07	$ 14.40	$ 11.61
Total Return B, C	(22.51)%	20.25%	30.06%	6.64%	34.72%	15.43%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,835,045	$ 6,242,943	$ 5,226,303	$ 3,969,409	$ 3,609,144	$ 2,538,407
Ratio of expenses to average net assets	.60% A	.58%	.48%	.48%	.54%	.78%
Ratio of expenses to average net assets after expense reductions	.56% A, E	.56% E	.47% E	.48%	.53% E	.78%
Ratio of net investment income to average net assets	.57% A	.37%	.79%	1.23%	2.11%	2.38%
Portfolio turnover	163% A	113%	77%	106%	35%	37%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Per-share data have been adjusted for a 3 for 1 share split paid June 21, 1996.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Financial Highlights - Class N

	Six months ended March 31, 2001	Years ended September 30,
	(Unaudited)	2000	1999 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.94	$ 14.72	$ 15.35
Income from Investment Operations
Net investment income (loss) D	(.02)	(.08)	.00
Net realized and unrealized gain (loss)	(3.39)	2.83	(.63)
Total from investment operations	(3.41)	2.75	(.63)
Less Distributions
From net investment income	-	(.10)	-
From net realized gain	(1.26)	(1.43)	-
In excess of net realized gain	(.54)	-	-
Total distributions	(1.80)	(1.53)	-
Net asset value, end of period	$ 10.73	$ 15.94	$ 14.72
Total Return B, C	(22.86)%	19.13%	(4.10)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 25,834	$ 19,225	$ 1,524
Ratio of expenses to average net assets	1.48% A	1.45%	1.35% A
Ratio of expenses to average net assets after expense reductions	1.44% A, F	1.43% F	1.33% A, F
Ratio of net investment income (loss) to average net assets	(.31)% A	(.51)%	(.07)% A
Portfolio turnover	163% A	113%	77%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period April 30, 1999 (commencement of sale of Class N shares) to September 30, 1999.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares.

Each fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of each fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with four series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, contingent interest, non-taxable dividends and losses deferred due to wash sales transactions. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

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Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The funds may use use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .17% and .30% for the Destiny I and Destiny II funds, respectively. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee was subject to a performance adjustment (up to a maximum of -.24% of each fund's average net assets up to and including $100,000,000 and -.20% of each fund's average net assets in excess of $100,000,000 over the performance period) based on each fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fees were equivalent to annualized rates of .32% and .57%, respectively of average net assets after the performance adjustment for the Destiny I and Destiny II funds, respectively. Effective July 1, 1999, each fund's performance adjustment was phased out over an 18 month period. During the phase out period the performance adjustment could decrease, but not increase, the management fee owed by the funds. After December 31, 2000, no performance adjustment was applied to the basic fee.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the funds. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the funds assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted a Distribution and Service Plan (the Plan) for Class N for each fund. During the period, Class N paid Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee based on an annual (annualized) rate of .25% of Class N's average net assets pursuant to the Plan. For the period, Class N paid FDC the following amounts:

Paid to FDC
Destiny I	$ 4,872
Destiny II	$ 28,625

Transfer Agent Fees. Fidelity Service Company, Inc., (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annual (annualized) rate of .63% of the Class N shares' monthly net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

Destiny I	Amount	% of Average Net Assets
Class O	$ 158,034	.01*
Class N	12,364	.63*
	$ 170,398
Destiny II	Amount	% of Average Net Assets
Class O	$ 112,424	.00*
Class N	72,061	.63*
	$ 184,485

* Annualized

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4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Fund. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Fidelity Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the funds are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms for Destiny I and Destiny II were $295,368 and $278,937, respectively for the period.

5. Committed Line of Credit.

The funds participate with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, the funds had no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The funds are permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The funds have established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. For Destiny I, the average daily loan balance during the period for which the loan was outstanding amounted to $21,068,000. The weighted average interest rate was 5.79%. At period end there were no bank borrowings outstanding.

8. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the funds' expenses. For the period, each fund's expenses were reduced by $986,783 and $951,624 under this arrangement for Destiny I and Destiny II, respectively.

In addition, through arrangements with the funds' custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, Destiny II's custodian fees were reduced by $1,926 under the custodian arrangement and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Destiny I	Transfer Agent Credits
Class O	$ 9,548
Destiny II	Transfer Agent Credits
Class O	$ 2,827

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Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Destiny I	Six months ended March 31, 2001	Year ended September 30, 2000
From net investment income
Class O	$ 35,504,097	$ 114,852,495
Class N	7,873	6,070
Total	$ 35,511,970	$ 114,858,565
From net realized gain
Class O	$ 1,033,475,114	$ 897,856,524
Class N	717,561	55,890
Total	$ 1,034,192,675	$ 897,912,414
	$ 1,069,704,645	$ 1,012,770,979

Destiny II	Six months ended March 31, 2001	Year ended September 30, 2000
From net investment income
Class O	$ 31,117,473	$ 39,189,835
Class N	-	27,242
Total	$ 31,117,473	$ 39,217,077
From net realized gain
Class O	$ 488,437,910	$ 509,166,630
Class N	1,927,053	310,087
Total	$ 490,364,963	$ 509,476,717
In excess of net realized gain
Class O	$ 210,846,701	$ -
Class N	831,862	-
Total	$ 211,678,563	$ -
	$ 733,160,999	$ 548,693,794

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Destiny I	Six months ended March 31,	Year ended September 30,	Six months ended March 31,	Year ended September 30,
	2001	2000	2001	2000

Class O Shares sold	5,442,279	10,121,533	$ 91,516,395	$ 247,091,425
Reinvestment of distributions	57,186,468	36,918,705	892,108,667	880,880,397
Shares redeemed	(16,393,063)	(32,842,158)	(274,914,239)	(776,372,755)
Net increase (decrease)	46,235,684	14,198,080	$ 708,710,823	$ 351,599,067
Class N Shares sold	170,755	135,884	$ 2,828,946	$ 3,103,245
Reinvestment of distributions	46,621	2,602	721,700	59,465
Shares redeemed	(11,668)	(7,425)	(192,000)	(167,281)
Net increase (decrease)	205,708	131,061	$ 3,358,646	$ 2,995,429

	Shares		Dollars
Destiny II	Six months ended March 31,	Year ended September 30,	Six months ended March 31,	Year ended September 30,
	2001	2000	2001	2000

Class O Shares sold	16,421,886	45,411,519	$ 215,563,648	$ 716,733,769
Reinvestment of distributions	56,256,759	34,359,293	700,396,823	527,413,256
Shares redeemed	(14,295,058)	(46,803,164)	(183,456,145)	(741,499,830)
Net increase (decrease)	58,383,587	32,967,648	$ 732,504,326	$ 502,647,195
Class N Shares sold	1,038,183	1,137,584	$ 13,340,399	$ 18,003,674
Reinvestment of distributions	223,067	22,042	2,750,420	336,797
Shares redeemed	(59,143)	(56,991)	(746,016)	(896,234)
Net increase (decrease)	1,202,107	1,102,635	$ 15,344,803	$ 17,444,237

11. Transactions with Affiliated Companies.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Legend" at the end of each applicable fund's schedule of investments.

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Fidelity
Destiny Portfolios:
Destiny I - Class O
Destiny II - Class O

82 Devonshire Street,
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Karen Firestone, Vice President (Destiny I)
Adam Hetnarski, Vice President (Destiny II)
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

J. Michael Cook *
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Marie L. Knowles *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Robert C. Pozen

ADVISORY BOARD

William S. Stavropoulos

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

* Independent trustees

(recycle logo)

6i-133365

DESO-SANN-0501
1.702317.103